As filed with the Securities and Exchange Commission on SEPTEMBER 16, 2021

Securities Act File No. 333-258817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. 1	[X]
Post-Effective Amendment No. ____	[ ]

(Check appropriate box or boxes)

JAMES ALPHA FUNDS TRUST

(a Delaware statutory trust)

(Exact Name of Registrant as Specified in Charter)

515 Madison Avenue
New York, New York 10022

(Address of Principal Executive Office)

(646) 201-4042

(Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copy to:

Matthew DiClemente, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600,

Philadelphia, Pennsylvania 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The title of the securities being registered are Class A, C, and I shares of beneficial interest, without par value, of the Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund, each a series of the Registrant.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

TRUST FOR PROFESSIONAL MANAGERS

c/o U.S. Bank Global Fund Services

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202-0701

September 16, 2021

Dear Shareholder:

You are cordially invited to a joint special meeting of shareholders (together with any postponements or adjournments thereof, the “Meeting”) of the Snow Capital Small Cap Value Fund and the Snow Capital Long/Short Opportunity Fund (each, a “Target Fund,” and collectively, the “Target Funds”), each a series of Trust for Professional Managers (“TPM”) identified in the enclosed Notice of Joint Special Meeting of Shareholders (the “Notice”), which will be held at the principal executive offices of TPM, located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, at 11:00 a.m., Central Time, on October 27, 2021. The purpose of the Meeting is to vote on important proposals that affect the Target Funds.

Easterly Investment Partners LLC (“Easterly”), as the investment adviser to the Target Funds, and Snow Capital Management, L.P. (“Snow Capital”), as the prior investment adviser to the Target Funds, are proposing a reorganization of each of the Target Funds into a corresponding newly-created series (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) of a stand-alone registered investment company called James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Easterly Funds Trust”). The Board of Trustees of TPM has approved, pursuant to an Agreement and Plan of Reorganization (the “Agreement”), the transfer of the assets and liabilities of each Target Fund to its corresponding Acquiring Fund in the Easterly Funds Trust (each, a “Reorganization,” and together, the “Reorganizations”). Each Acquiring Fund has the same investment objective and substantially similar principal investment strategies and risks as the corresponding Target Fund. The current portfolio management team of each Target Fund will manage the corresponding Acquiring Fund.

At the Meeting, you will be asked to vote on the proposed Reorganization of your Target Fund. If shareholders approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganizations (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of your Target Fund(s) held immediately prior to the Reorganizations.

The Board of Trustees of TPM believes that the proposed Reorganizations are in the best interest of each Target Fund and its shareholders, and will not result in the dilution of interests of each Target Fund’s existing shareholders. Easterly and Snow Capital believe that the proposed Reorganizations will benefit the Target Funds and their shareholders in multiple ways, including immediate cost savings to each Fund and shareholders of the Snow Capital Long/Short Opportunity Fund, and greater opportunities for future growth that could lead to future cost savings to each Fund and their shareholders.

You are also being asked to approve an interim investment advisory agreement between Easterly and TPM, on behalf of each Target Fund (the “Interim Advisory Agreement”), pursuant to which Easterly provides investment advisory services to each Target Fund. Snow Capital, the prior investment adviser of the Target Funds, entered into an agreement to transfer its investment advisory business to Easterly, including all of Snow Capital’s investment personnel (the “Snow Capital/Easterly Transaction”) pursuant to an asset purchase agreement. The Snow Capital/Easterly Transaction closed on July 1, 2021. Following the closing of the Snow Capital/Easterly Transaction, all employees of Snow Capital providing investment advisory services to Snow Capital’s clients, including the Target Funds, became employees of Easterly. In order to maintain continuity of management of the Target Funds, the Board of Trustees of TPM approved the Interim Advisory Agreement, effective on the closing of the Snow Capital/Easterly Transaction. Pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended, such agreement can only remain in effect for a period of up to 150 days. During the term of the Interim Advisory Agreement, all investment advisory fees earned by Easterly are held in escrow at the Target Funds’ custodian pending shareholder approval of the Interim Advisory Agreement. If shareholders do not approve the Interim Advisory Agreement prior to the Interim Advisory Agreement’s expiration, Easterly will receive for its services during the interim period under the Interim Advisory Agreement the lesser of (i) the costs it incurred in performing such services (plus interest earned on that amount) or (ii) the amount in the escrow account (plus interest earned).

If the Reorganizations are approved, the Interim Advisory Agreement will terminate, as the Easterly Funds Trust, on behalf of the Acquiring Funds, will have entered into new advisory agreements with Easterly.

After careful consideration of the proposed Reorganizations and the Interim Advisory Agreement, the Board of Trustees of TPM has unanimously approved and recommends that you vote “FOR” each proposed Reorganization and the Interim Advisory Agreement proposal.

The enclosed Joint Proxy Statement/Prospectus describes the proposals and compares each Target Fund to its corresponding Acquiring Fund. You should review these materials carefully.

Your vote is important no matter how many shares you own. Please take a moment after reviewing the enclosed materials to sign and return your proxy card in the enclosed postage paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed proxy card. If you attend the Meeting, you may vote at the Meeting. If you have questions, please call 877-SNOWFND (877-766-9363).

Sincerely,

John P. Buckel

President, Trust for Professional Managers

TRUST FOR PROFESSIONAL MANAGERS

c/o U.S. Bank Global Fund Services

615 East Michigan Street, 2nd Floor

Milwaukee, Wisconsin 53202-0701

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To Be Held on October 27, 2021

Notice is hereby given that a joint special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of the series of Trust for Professional Managers (“TPM”) identified in the chart below (each, a “Target Fund,” and collectively, the “Target Funds”), which will be held at the principal executive offices of TPM, located at 615 East Michigan Street, 2nd Floor, Milwaukee, Wisconsin 53202, at 11:00 a.m., Central Time, on October 27, 2021, to vote on the following proposals:

PROPOSAL 1. To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Target Fund into a corresponding, newly-created series of James Alpha Funds Trust d/b/a Easterly Funds Trust as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Fund in complete liquidation of the Target Fund; and (iii) the cancellation of the outstanding shares of the Target Fund (all of the foregoing being referred to each as a “Reorganization,” and together, the “Reorganizations”).

Target Funds	Acquiring Funds
Snow Capital Small Cap Value Fund	Easterly Snow Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund	Easterly Snow Long/Short Opportunity Fund

PROPOSAL 2. To approve the interim investment advisory agreement between Easterly Investment Partners LLC (“Easterly”) and TPM, on behalf of each Target Fund (the “Interim Advisory Agreement”).

If shareholders of a Target Fund approve the Agreement, and certain other closing conditions are satisfied or waived, shareholders of a Target Fund will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of the Target Fund held immediately prior to the Reorganization. Each Acquiring Fund will have the same investment objectives, and substantially similar principal investment strategies and risks as its corresponding Target Fund. The Reorganizations are discussed in detail in the Joint Proxy Statement/Prospectus attached to this notice. Please read those materials carefully for information concerning the Reorganizations.

Although the Board of Trustees of TPM (the “TPM Board”) recommends that shareholders approve each Proposal, shareholder approval of one Proposal is not contingent upon shareholder approval of any other Proposal. Accordingly, if the shareholders of Snow Capital Small Cap Value Fund approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will occur, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Snow Capital Long/Short Opportunity Fund. Similarly, if the shareholders of Snow Capital Long/Short Opportunity Fund approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will occur, regardless of the outcome of the shareholder vote to approve the proposed Reorganization of Snow Capital Small Cap Value Fund. In either such case, the TPM Board will consider what further actions to take with respect to one or both Target Funds that will not be reorganized, which may include liquidation of one or both of such Target Funds.

Shareholders of record of a Target Fund as of the close of business on September 2, 2021 are entitled to notice of, and to vote at, the Meeting, even if such shareholders no longer own shares of the Target Fund at the time of the Meeting. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting. Shareholders of each Target Fund will vote separately on the proposed Reorganization of each Target Fund, and the proposed Reorganization will be effected as to a particular Target Fund only if that Target Fund’s shareholders approve the Reorganization.

The TPM Board has unanimously approved and recommends that you cast your vote “FOR” each of the Proposals for your Target Fund as described in the Joint Proxy Statement/Prospectus.

You are requested to complete, date, and sign the enclosed proxy card(s) and return it (them) promptly in the envelope provided for that purpose. Your proxy card(s) also provides instructions for voting via telephone or the Internet if you wish to take advantage of these voting options. You may also vote by attending the Meeting.

Some shareholders hold shares of more than one Target Fund and may receive proxy cards or proxy materials for each Target Fund owned. Please sign and return the proxy card in the postage paid return envelope, or vote via telephone or the Internet, for each Target Fund held. Your vote is important regardless of the number of shares owned.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting at the Meeting. Merely attending the Meeting, however, will not revoke a previously given proxy.

By Order of the Board of Trustees of the Trust for Professional Managers,

Jay S. Fitton

Secretary

September 16, 2021

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IT IS IMPORTANT THAT YOUR PROXY CARD(S) BE RETURNED PROMPTLY.

FOR YOUR CONVENIENCE, YOU MAY ALSO VOTE BY TELEPHONE OR INTERNET BY FOLLOWING THE ENCLOSED INSTRUCTIONS. IF YOU VOTE BY TELEPHONE OR VIA THE INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD(S) UNLESS YOU ELECT TO CHANGE YOUR VOTE.

Important Notice Regarding the Availability of Proxy Materials for the Meeting:

The Notice of Joint Special Meeting of Shareholders and Proxy Statement/Prospectus

are available at www.proxyvote.com

_______________________________

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
AND VOTE ON THE PROPOSALS
_______________________________

We are providing you with this overview of the proposals on which your vote is requested. Please read the full text of the Joint Proxy Statement/Prospectus, which contains additional information about the proposals, and keep it for future reference. Your vote is important.

Questions and Answers

Q.       What am I being asked to vote upon?

A.       You are being asked to approve the reorganization of the Target Fund(s) of which you own shares into a new mutual fund family. Specifically, as a shareholder of one or more Target Funds identified on the Notice of Joint Special Meeting of Shareholders (each, a “Target Fund,” and, collectively, the “Target Funds”), you are being asked to consider and approve an Agreement and Plan of Reorganization (the “Agreement”) under which the assets and liabilities of your Target Fund will be transferred to a newly-created series in the James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”) with the same investment objectives and substantially similar principal investment strategies and risks as the corresponding Target Fund (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”). A table showing each Target Fund and its corresponding Acquiring Fund is included in Exhibit A to the Joint Proxy Statement/Prospectus.

If shareholders of a Target Fund approve the Agreement and certain other closing conditions are satisfied or waived, Target Fund shareholders will receive shares of equal value of a corresponding Acquiring Fund in exchange for shares of their respective Target Fund, and the outstanding shares of the Target Funds will be cancelled as permitted by the organizational documents of the Target Funds and applicable law. Each Target Fund for which shareholders have approved the Agreement will thereafter wind up its affairs and be dissolved under applicable law and deregistered under the Investment Company Act of 1940, as amended (the “1940 Act”). We refer to each such reorganization as a “Reorganization,” and collectively, as the “Reorganizations.”

You are also being asked to approve the interim investment advisory agreement between Easterly Investment Partners LLC (“Easterly”) and TPM, on behalf of each Target Fund (the “Interim Advisory Agreement”).

Q.       Why are the Reorganizations being proposed?

A.       Snow Capital Management, L.P. (“Snow Capital”), the former investment adviser to each Target Fund, entered into an agreement to transfer its investment advisory business to Easterly, including all of Snow Capital’s investment personnel (the “Snow Capital/Easterly Transaction”). The Snow Capital/Easterly Transaction closed on July 1, 2021 and, following the closing of the Snow Capital/Easterly Transaction, all employees of Snow Capital providing investment advisory services to Snow Capital’s clients, including the Target Funds, became employees of Easterly. Easterly believes the Target Funds will benefit as series of the James Alpha Funds Trust d/b/a Easterly Funds Trust and the service providers that have recently been established for the benefit of the Easterly Funds. Easterly also believes that the Target Funds will benefit from the sales and marketing expertise of Easterly and Easterly Securities, LLC, an affiliate of Easterly, and being sold as part of the Easterly Funds complex.

Further, the shareholders of each Target Fund will benefit from the Reorganization in several quantitative and qualitative ways, including lower gross operating expenses and, with respect to the Easterly Snow Capital Long/Short Opportunity Fund, lower net operating expenses. Easterly also believes that the Target Funds and their shareholders will benefit from having the funds in a stand-alone trust dedicated solely to the Easterly Funds family, of which the Target Funds will become a part.

Q.       What effect will a Reorganization have on me as a shareholder of a Target Fund?

A.       Immediately after the closing of a Reorganization, you will own shares of an Acquiring Fund that are equal in total value to the total value of the shares of the corresponding Target Fund that you held immediately prior to the closing of the Reorganization. The Acquiring Funds will not use the same administrator and transfer agent as the Target Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Target Funds (and not through a financial intermediary) currently utilize and the persons or entities that such shareholders currently contact to buy, redeem and exchange shares and otherwise manage their account may change.

Q.       Are there any significant differences between the investment objectives and principal investment strategies and risks of each Target Fund and its corresponding Acquiring Fund?

A.       No. Each Acquiring Fund has the same investment objectives and substantially similar principal investment strategies and risks as its corresponding Target Fund. The investment objectives of each Target Fund and Acquiring Fund can be changed by its Board of Trustees.

Q.       Are there any significant differences in the advisory fee of each Target Fund and its corresponding Acquiring Fund?

A.       No. The advisory fee of each Target Fund and its corresponding Acquiring Fund are the same.

Q.       Are there any significant differences in the total annual fund operating expenses of each Target Fund and its corresponding Acquiring Fund?

A.       Yes. The total annual fund operating expenses, before fee waivers, of each Acquiring Fund will be lower than the total annual fund operating expenses, before fee waivers, of its corresponding Target Fund. The total annual fund operating expenses, after waivers, of the Easterly Snow Long/Short Opportunity Fund and Easterly Snow Small Cap Value Fund will be lower than or equal to, respectively, the total annual fund operating expenses, after waivers, of the corresponding Target Fund. Easterly has agreed to waive its advisory fee and/or reimburse fund expenses of each Acquiring Fund at least for two years from the closing date of the Reorganization so that each Acquiring Fund’s total annual fund operating expenses, after fee waivers, will be less than or equal to the current total annual fund operating expenses, after fee waivers, of its corresponding Target Fund. Easterly believes that the Target Funds and their shareholders will benefit from this reduced expense waiver burden because it will strengthen Easterly’s financial position, thereby enhancing its ability to continue its financial and other commitments to the Funds. The fee waiver arrangement and a comparison of the gross and net total annual fund operating expenses of the Target Funds and the Acquiring Funds are described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus for the specific expense savings for each Target Fund.

Q.       Will there be any sales load, commission or other transactional fee in connection with the Reorganizations?

A.       No. The total value of the shares of a Target Fund that you own will be exchanged for shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q.       What are the expected federal income tax consequences of the Reorganizations?

A.       Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. As a condition of closing, the Target Funds will receive an opinion of counsel to the effect that each Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).

While there can be no guarantee that the U.S. Internal Revenue Service will adopt similar positions, it is expected, subject to the limited exceptions described in the Joint Proxy Statement/Prospectus under the heading “Federal Income Tax Consequences,” that neither shareholders, nor the Target Funds, will recognize gain or loss as a direct result of a Reorganization, and the holding period for, and, with respect to shareholders of Target Funds, the aggregate tax basis of, the Acquiring Fund’s shares that you receive in a Reorganization will include the holding period for, and will be the same as the aggregate tax basis of, the shares that you surrender in the Reorganization.

Shareholders should consult their tax adviser about state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in the Joint Proxy Statement/Prospectus relates to the federal income tax consequences of the Reorganizations only.

Q.       Has the TPM Board considered the Reorganizations, and how do they recommend that I vote?

A.       The TPM Board, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Target Funds, has carefully considered the Reorganizations and unanimously recommends that you vote “FOR” the Reorganizations. A summary of the considerations of the TPM Board in making this recommendation is provided in the “BOARD CONSIDERATIONS” section of the Joint Proxy Statement/Prospectus.

Q.       What is the anticipated timing of the Reorganizations?

A.       A joint special meeting of shareholders of the Target Funds will be held on October 27, 2021 (together with any postponements or adjournments thereof, the “Meeting”). If shareholders of a Target Fund approve the Reorganization, it is anticipated that such Reorganization will occur as soon as practicable thereafter.

Q.       What will happen if shareholders of a Target Fund do not approve the Reorganization?

A.        If the shareholders of a Target Fund do not approve the proposed Reorganization of that Target Fund, then the Reorganization of that Target Fund will not be implemented and the TPM Board will consider other alternatives to the Reorganization, including continuing the Target Fund as a series of TPM or liquidation of the Target Fund. The consummation of any particular Reorganization is not conditioned upon the consummation of any other Reorganization.

Q.       What if I do not wish to participate in the Reorganization?

A.       If you do not wish to have the shares of your Target Fund exchanged for shares of the corresponding Acquiring Fund as part of a Reorganization that is approved by shareholders, you may redeem your shares prior to the consummation of the Reorganization. If you redeem your shares, you will incur any applicable deferred sales charge and if you hold shares in a taxable account, you will recognize a taxable gain or loss equal to the difference between your tax basis in the shares and the amount you receive for them.

Q.        Why am I being asked to approve the Interim Advisory Agreement with Easterly?

A.        As noted above, Snow Capital entered into an agreement to transfer its investment advisory business to Easterly. As part of the Snow Capital/Easterly Transaction, all employees of Snow Capital providing investment advisory services to Snow Capital’s clients, including the Target Funds, became employees of Easterly. The closing of the Snow Capital/Easterly Transaction occurred on July 1, 2021. In order to avoid an interruption of investment management services, the TPM Board approved, in connection with the termination of the existing investment advisory agreement between the Target Trust, on behalf of the Target Funds, and Snow Capital, the Interim Advisory Agreement, effective on the closing of the Snow Capital/Easterly Transaction. Pursuant to Rule 15a-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Interim Advisory Agreement can only remain in effect for a period of up to 150 days. During the term of the Interim Advisory Agreement, all investment advisory fees earned by Easterly will be held in escrow at the Target Funds’ custodian pending shareholder approval of the Interim Advisory Agreement. If shareholders do not approve the Interim Advisory Agreement prior to the Interim Advisory Agreement’s expiration, Easterly will receive for its services during the interim period under the Interim Advisory Agreement the lesser of (i) the costs it incurred in performing such services (plus interest earned on that amount) or (ii) the amount in the escrow account (plus interest earned).

To the extent applicable, Snow Capital, Easterly and the Easterly Funds Trust will use all commercially reasonable efforts to ensure that the Snow Capital/Easterly Transaction will comply with the safe harbor provisions of Section 15(f) of the 1940 Act. In particular, Snow Capital, Easterly and the Easterly Funds Trust will use all commercially reasonable efforts to ensure that for a period of at least three (3) years after the closing date of the Snow Capital/Easterly Transaction, at least 75 percent of the members of the Easterly Funds Trust’s Board are not interested persons (as defined in Section 2(a)(19) of the 1940 Act) of either Snow Capital or Easterly; and for a period of at least two (2) years after the closing date of the Snow Capital/Easterly Transaction, no undue burden is imposed on the Acquiring Funds or their shareholders.

Q.       How do the terms of the Interim Advisory Agreement with Easterly differ from the prior advisory agreement with Snow Capital?

A.       The terms of the Interim Advisory Agreement, including fees payable, are the same as those of the prior advisory agreement with Snow Capital except that the Interim Advisory Agreement will terminate with respect to each Target Fund 150 days after its effective date, and compensation earned under the Interim Advisory Agreement with respect to each Target Fund will be escrowed until shareholders approve the Interim Advisory Agreement with respect to their Target Fund.

Q.       Why are you sending me the Joint Proxy Statement/Prospectus?

A.       You are receiving a Joint Proxy Statement/Prospectus because you own shares in one or more Target Funds and have the right to vote on the very important proposals described therein concerning your Target Fund(s). The Joint Proxy Statement/Prospectus contains information that you should know before voting on the proposed Reorganizations and which, if such proposed Reorganizations are approved, will result in your investment in the Acquiring Funds. The document is both a proxy statement of the Target Funds and also a prospectus for the corresponding Acquiring Funds.

Q.       Will any Target Fund or Acquiring Fund pay the costs of this proxy solicitation or any additional costs in connection with the proposed Reorganizations?

A.       No. None of the Target Funds or Acquiring Funds will bear these costs. Easterly or its affiliates will bear all expenses arising in connection with the Reorganizations. The Acquiring Funds will bear certain organizational and offering costs in connection with their creation and issuance of new shares but these costs will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses described in the “Comparison of Fees and Expenses” section of the Joint Proxy Statement/Prospectus.

Q.       What is the required vote to approve the Proposals?

A.       For each Target Fund, shareholder approval of each Proposal requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of such Target Fund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of such Target Fund. Such affirmative vote for each Target Fund is measured on the basis of all share classes as a whole and not any individual share class.

Q.       How do I vote my shares?

A.       For your convenience, there are several ways you can vote:

Voting at the Meeting: You may vote in person at the Meeting on October 27, 2021.

Voting by Proxy: Whether or not you plan to attend the Meeting, we urge you to complete, sign and date the enclosed proxy card and to return it promptly in the envelope provided. Returning the proxy card will not affect your right to attend the Meeting and vote. If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed. If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the proposals, as recommended by the TPM Board, and in their best judgment on other matters. Your proxy will have the authority to vote and act on your behalf at any adjournment or postponement of the Meeting. Shareholders who execute proxies may revoke or change their proxy at any time prior to the time it is voted by delivering a written notice of revocation, by delivering a subsequently dated proxy by mail, telephone or the Internet or by attending the Meeting and voting. If you revoke a previous proxy, your vote will not be counted unless you attend the Meeting and vote, or legally appoint another proxy to vote on your behalf.

If you own your shares through a bank, broker-dealer or other third-party intermediary who holds your shares of record, and you wish to attend the Meeting and vote your shares or revoke a previous proxy at the Meeting, you must request a legal proxy from such bank, broker-dealer or other third-party intermediary. If your proxy has not been revoked, the shares represented by the proxy will be cast at the Meeting and any adjournments thereof. Attendance by a shareholder at the Meeting does not, in itself, revoke a proxy.

Voting by Telephone or the Internet: You may vote your shares by telephone or through a website established for that purpose by following the instructions that appear on the proxy card accompanying the Joint Proxy Statement/Prospectus.

Q.       Whom should I call for additional information about the Reorganizations or the Joint Proxy Statement/Prospectus?

A.       If you need any assistance, or have any questions regarding the Reorganizations or how to vote your shares, please call 877-SNOWFND (877-766-9363).

Trust for Professional Managers c/o U.S. Bank Global Fund Services	James Alpha Funds Trust d/b/a Easterly Funds Trust
615 East Michigan Street, 2nd Floor	515 Madison Avenue
Milwaukee, Wisconsin 53202	New York, New York 10022
(414) 287-3338	(888) 814-8180

JOINT PROXY STATEMENT/PROSPECTUS
September 16, 2021

Introduction

This joint proxy statement/prospectus (the “Joint Proxy Statement/Prospectus”) is being furnished to shareholders of the series of Trust for Professional Managers (“TPM”) identified on Exhibit A of this Joint Proxy Statement/Prospectus (each, a “Target Fund,” and collectively, the “Target Funds”) in connection with the solicitation by the Board of Trustees of TPM (the “TPM Board”) of proxies to be used at a special joint meeting of the shareholders of the Target Funds, which will be held, on October 27, 2021 at 11:00 a.m. (Central time) (together with any postponements or adjournments thereof, the “Meeting”). At the Meeting, shareholders of each Target Fund are being asked to consider the following proposals:

PROPOSAL 1: To approve an Agreement and Plan of Reorganization (the “Agreement”) that provides for the reorganization of each Target Fund into a corresponding, newly-created series of James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”) as set forth in the chart below (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”), including: (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, (ii) the distribution of shares of the Acquiring Fund to shareholders of the Target Fund in complete liquidation of the Target Fund; and (iii) the cancellation of the outstanding shares of the Target Fund (all of the foregoing being referred to each as, a “Reorganization,” and together, the “Reorganizations”).

Target Funds	Acquiring Funds
Snow Capital Small Cap Value Fund	Easterly Snow Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund	Easterly Snow Long/Short Opportunity Fund

PROPOSAL 2: To approve the interim investment advisory agreement between Easterly Investment Partners LLC (“Easterly”) and TPM, on behalf of each Target Fund (the “Interim Advisory Agreement”).

This Joint Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the proposals that are described herein, and should be retained for future reference. It is both the proxy statement of the Target Funds and also a prospectus for the Acquiring Funds. Each Target Fund and Acquiring Fund is a series of a registered open-end management investment company. We sometimes refer to the Target Funds and the Acquiring Funds collectively as the “Funds” and to each series individually as a “Fund.”

The Reorganization of each Target Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

  In accordance with the terms of the Agreement, the transfer by the Target Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming all of the liabilities of the Target Fund and issuing shares of the corresponding Acquiring Fund to the Target Fund equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund’s shareholders on the closing date of the Reorganization;
  the pro rata distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Target Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Target Fund held by such shareholders, as permitted by the organizational documents of the Target Fund and applicable law; and
  the winding up of the affairs of the Target Fund and dissolution under applicable law.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the total value of the Acquiring Fund shares that you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) will be the same as the total value of the shares of the Target Fund that you held immediately prior to the Reorganization. Each Reorganization is intended to be a tax-free reorganization for federal income tax purposes, meaning that you should not be required to pay any federal income tax in connection with the Reorganization. No sales charges, redemption fees or minimum investment amounts will be imposed in connection with the Reorganizations.

The TPM Board has fixed the close of business on September 2, 2021 as the record date (“Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each full share of the Target Fund held, and a proportionate fractional vote for each fractional share. We intend to mail this Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card on or about September 24, 2021 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Reorganizations, the TPM Board has unanimously approved the Agreement and each Reorganization and has determined that it is in the best interest of each Target Fund and its shareholders. If shareholders of a Target Fund do not approve the Reorganization, the TPM Board will consider what further action is appropriate.

This Joint Proxy Statement/Prospectus is being used in order to reduce the preparation, printing, handling and postage expenses that would result from the use of a separate proxy statement/prospectus for each Target Fund.

Additional information about the Funds is available in the:

•	Prospectuses for the Target Funds and the Acquiring Funds;
•	Annual and Semi-Annual Reports to Shareholders of the Target Funds;
•	Statements of Additional Information (each, an “SAI”) for the Target Funds and the Acquiring Funds; and
•	SAI relating to this Joint Proxy Statement/Prospectus.

Exhibit B contains a list of the specific prospectuses incorporated by reference into the Joint Proxy Statement/Prospectus.

These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of the Target Funds is incorporated herein by reference and is legally deemed to be part of this Joint Proxy Statement/Prospectus. A copy of the prospectus for the Acquiring Funds that corresponds to the Target Fund that you own accompanies this Joint Proxy Statement/Prospectus and is incorporated herein by reference and is deemed to be part of this Joint Proxy Statement/Prospectus. The SAI to this Joint Proxy Statement/Prospectus, dated the same date as this Joint Proxy Statement/Prospectus, also is incorporated by reference and is deemed to be part of this document and is available upon oral or written request from the Acquiring Funds, at the address and toll-free telephone number noted below. The Target Funds’ prospectus, the most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Target Funds have been previously mailed to shareholders and are available on the Target Funds’ website at https://www.snowcm.com/materials.

Copies of all of these documents are available upon request without charge by visiting, writing to or calling:

For Target Fund Documents:	For Acquiring Fund Documents:
Trust for Professional Managers	Easterly Funds Trust
c/o U.S. Bank Global Fund Services	c/o Ultimus Fund Solutions, LLC
615 East Michigan Street, 2nd Floor	225 Pictoria Drive, Suite 450
Milwaukee, Wisconsin 53202	Cincinnati, Ohio 45246
(414) 287-3338	(888) 814-8180

These documents may be reviewed and copied at the SEC’s Public Reference Section. Reports and other information about the Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

These securities have not been approved or disapproved by the SEC or CFTC nor has the SEC or CFTC passed upon the accuracy or adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

PROPOSAL 1:
APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

Easterly, as investment adviser to the Target Funds, and Snow Capital Management, L.P. (“Snow Capital”), as the prior investment adviser to the Target Funds, are proposing a reorganization of each Target Fund into a corresponding, newly-created Acquiring Fund series of Easterly Funds Trust (each, a “Reorganization,” and together, the “Reorganizations”). On August 4, 2021, the TPM Board, on behalf of each Target Fund, unanimously voted to approve each Reorganization, subject to approval by shareholders of the applicable Target Fund and the satisfaction of other closing conditions. In the Reorganizations, each Target Fund will transfer its assets and liabilities to its corresponding Acquiring Fund. The Acquiring Fund will then issue shares to the Target Fund, which will distribute such shares to shareholders of the Target Fund. Any shares you own of a Target Fund at the time of the Reorganization will be cancelled and you will receive shares, in the same or a comparable share class, of the corresponding Acquiring Fund having an aggregate value equal to the value of your shares of the Target Fund (even though the net asset value per share may differ). It is expected that no gain or loss will be recognized by any shareholder of a Target Fund in connection with the Reorganization, as discussed below under “Federal Income Tax Consequences.” If approved by shareholders and certain other conditions are met, each Reorganization is expected to occur in the fourth quarter of 2021.

Reasons for the Reorganizations

The TPM Board considered each proposed Reorganization at a meeting held on August 4, 2021. Based upon the recommendations of Snow Capital and Easterly, the TPM Board’s evaluation of the terms of the Agreement, and other relevant information presented to the TPM Board in advance of the meeting, and in light of its fiduciary duties under federal and state law, the TPM Board, including all of the Trustees who are not “interested persons” of TPM, Easterly or its affiliates under the 1940 Act, determined that each Reorganization was in the best interests of each Target Fund and its shareholders.

For a more complete discussion of the factors considered by the TPM Board in approving the Reorganizations, see the section entitled “BOARD CONSIDERATIONS” in this Joint Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

Each of the Acquiring Funds was recently created solely to acquire the assets and assume the liabilities of the corresponding Target Fund in a Reorganization. Each Acquiring Fund’s investment objective is the same and its principal investment strategies are substantially similar as those of the corresponding Target Fund. The investment objective and principal investment strategies of the Target Fund of which you are the record owner can be found in the Target Fund prospectus that you received upon purchasing shares in that Target Fund and any updated prospectuses that you may have subsequently received. The investment objective and principal investment strategies of the corresponding Acquiring Fund can be found in the Acquiring Funds; prospectus, which is enclosed with this Joint Proxy Statement/Prospectus.

Risks Associated with the Acquiring Funds

Each Target Fund and its corresponding Acquiring Fund have the same investment objectives and substantially similar principal investment strategies and invest in the same types of securities under the same portfolio management team. As a result, the risks associated with an investment in each Acquiring Fund are substantially similar to the risks associated with an investment in the corresponding Target Fund, although the Acquiring Funds may describe such risks somewhat differently. A summary of certain principal risks for each Acquiring Fund is described below. The Acquiring Funds may be subject to other principal risks that are not identified below. The enclosed prospectus of the Acquiring Funds contains a discussion of the principal risks of each Acquiring Fund. For more information on the risks associated with an Acquiring Fund, see the “Principal Investment Strategies and Principal Risks of Investing in the Fund” section of the Acquiring Funds’ prospectus and “Investment Strategies and Risks” section of the Acquiring Funds’ SAI. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the SAI.

Both Funds:

Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

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General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Shares of Other Investment Companies and ETFs Risk. You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

U.S. Government and U.S. Agency Obligations Risk. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

Foreign Securities and Emerging Markets Risks. Investing in foreign securities includes risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Emerging market investing involves risks in addition to those involved in foreign investing, such as substantial rates of inflation. Economies in emerging markets generally are dependent heavily upon international trade and may be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than those of other more developed countries. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Acquiring Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Preferred Stock Risk. Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer. Preferred stocks are subject to the risk that the dividend on the stock may be changed or discontinued by the issuer, and that participation in the growth of an issuer may be limited. Preferred stocks are also subject to the risk that the issuer may “call in,” or redeem, the stock at a specific price after a certain date, as reflected in its prospectus.

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Principal Risks of the Easterly Snow Small Cap Value Fund:

Small-Cap Company Risk. The securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Principal Risks of the Easterly Snow Long/Short Opportunity Fund:

Short Sales Risk. The value of a security sold short may increase prior to the scheduled delivery date, and because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss.

Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. The mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Small- and Micro-Cap Company Risk. The securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Credit Risk. An issuer of debt securities may not make timely payments of principal and interest and may default entirely in its obligations. A decrease in the issuer’s credit rating may lower the value of debt securities.

Debt Securities Risks. Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk. Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Junk Bonds Risk. Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities.

Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may subject the Fund to special tax rules, the effect of which may have adverse tax consequences for the Fund, which in turn may result in adverse tax consequences for the Fund’s shareholders.

Comparison of Fundamental Investment Restrictions

The Investment Company Act of 1940, as amended (the “1940 Act”), requires fundamental investment restrictions relating to diversification, borrowing, issuing senior securities, underwriting, investing in real estate, investing in physical commodities, making loans, and concentrating in particular industries. Fundamental investment restrictions of a fund cannot be changed without shareholder

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approval. Each Target Fund and its corresponding Acquiring Fund have substantially similar fundamental investment restrictions, except as noted below. The exceptions noted below were intended to standardize, where possible, the fundamental restrictions of the Acquiring Funds and were not intended to alter the manner in which any Acquiring Fund will be managed relative to its corresponding Target Fund. A chart providing a side-by-side comparison of each fundamental investment restriction can be found on
Exhibit C.

Concentration. The 1940 Act does not prohibit a fund from concentrating its investments, but it must state its intention to or not. Accordingly, each Target Fund and the corresponding Acquiring Funds have adopted a fundamental investment restriction not to concentrate their investments in a particular industry or group of industries. The series of the Easterly Funds Trust test this policy based on total assets whereas the Target Funds test such policy based on net assets. To harmonize these policies across the Easterly Funds Trust complex, and consistent with recent SEC staff positions, each Acquiring Fund will have a concentration policy tested based on total assets. Because the Target Funds (and Acquiring Funds) have a policy to not concentrate, the restriction tested based on total assets is less restrictive than a policy using net assets. In addition, the Acquiring Funds’ policy will prohibit investing more than 25% of an Acquiring Fund’s total assets in a particular industry or group of industries, whereas the Target Funds’ policy prohibited investing 25% or more of such Fund’s assets in a particular industry or group of industries. The formulation used for the Acquiring Funds provides additional flexibility and is consistent with instructions in Form N-1A. Easterly does not intend to change the manner in which any Fund is currently managed as a result of such change and no other substantive changes are proposed for the Funds’ concentration policies.

Borrowing, Senior Securities and Lending. The financial markets and regulatory requirements continue to evolve. For example, SEC staff guidance and interpretations allow an open-end fund under certain conditions to engage in a number of types of transactions that might otherwise be considered to create “senior securities,” such as, short sales, certain options, and futures transactions, reverse repurchase agreements and securities transactions that obligate the fund to pay money at a future date (such as when-issued, forward commitment or delayed delivery transactions). The fundamental restrictions regarding borrowing, issuing senior securities and lending for the Easterly Funds Trust is intended to provide maximum flexibility under current law by prohibiting series in the Easterly Funds Trust from borrowing money, issuing senior securities or making loans, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund. Easterly believes it is in the Acquiring Funds’ best interests to adopt a modernized fundamental investment restriction in order to provide the Acquiring Funds with the flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with the Acquiring Funds’ investment goals and subject to oversight by the Board of Easterly Funds Trust. Under the Acquiring Funds’ restriction regarding borrowing, issuing senior securities or lending, if current applicable law were to change, the Funds would be able to conform to any such new law without shareholders taking further action.

Commodities. The Target Funds have fundamental investment restrictions prohibiting the purchase and sale of commodities, with certain enumerated exceptions set forth within the restriction. The Acquiring Funds contain a modernized version of this restriction that prohibits the purchase or sale of commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. The financial markets and regulatory requirements regarding commodities and commodity interests continue to evolve and new types of financial instruments have become available as potential investment opportunities, including commodity-linked instruments. Easterly believes it is in the Acquiring Funds’ best interests to adopt a modernized fundamental investment restriction in order to provide the Acquiring Funds with the flexibility to adapt to continuously changing regulation and to react to changes in the financial markets and the development of new investment opportunities and instruments, in accordance with the Acquiring Fund’s investment goals and subject to oversight by the Board of Easterly Funds Trust. Under the Acquiring Funds’ commodity restriction, if current applicable law were to change, the Fund would be able to conform to any such new law without shareholders taking further action.

Easterly does not anticipate that the differences between the fundamental investment restrictions for the Target Funds and the Acquiring Funds create additional material risk to any Acquiring Fund or will affect the way an Acquiring Fund is managed relative to the corresponding Target Fund.

Both the Target Funds and Acquiring Funds may be subject to other investment restrictions that are not identified above. The full list of each Target Fund’s and each Acquiring Fund’s investment restrictions may be found in its respective SAI. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Target Funds’ SAI.

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Comparison of Fees and Expenses

The following table compares the shareholder fees and annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of each Target Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Funds give effect to the Reorganizations. The pro forma expense ratios shown project anticipated expenses but actual expenses may be greater or less than those shown. As further explained under “Comparison of Share Classes and Distribution Arrangements - Initial Sales Charge, Reductions and Waivers of the Target Funds and the Acquiring Funds,” the sales charge schedules for the Target Funds and Acquiring Funds differ. Unless eligible for a waiver or reduction, the maximum sales charge as a percentage of the offering price for Class A shares of the Target Funds is 5.25% and is applied to purchases less than $25,000; whereas the maximum sales charge as a percentage of the offering price for Class A shares of the Acquiring Funds is 5.75% and is applied to purchases less than $50,000. As a result, shareholders who hold Class A shares of the Target Funds would pay a higher sales charge to purchase additional Class A shares of the Acquiring Funds following the Reorganizations, unless they qualified for a sales charge reduction or waiver.

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	Snow Capital Small Cap Value Fund as of 2/28/2021			Pro Forma Easterly Snow Small Cap Value Fund as of 2/28/2021
Shareholder Fees † (fees paid directly from your investment)	Class A reorganizing into Acquiring Fund Class A	Class C reorganizing into Acquiring Fund Class C	Institutional Class reorganizing into Acquiring Fund Class I	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.25%	NONE	NONE	5.75%	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	NONE	NONE	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	NONE*	1.00%	NONE	NONE*	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES ‡ (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	NONE	0.25%	1.00%	NONE
Other Expenses
Interest Expense	0.01%	0.01%	0.01%	0.01% [1]	0.01% [1]	0.01% [1]
Remainder of Other Expenses	2.61%	2.67%	2.62%	0.67% [1]	0.67% [1]	0.67% [1]
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	3.82%	4.63%	3.58%	1.88%	2.63%	1.63%
Fee Waiver and/or Expense Reduction/ Reimbursement	(2.31)%[2]	(2.37)% [2]	(2.32)% [2]	(0.37)% [3]	(0.37)% [3]	(0.37)% [3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	1.51%	2.26%	1.26%	1.51%	2.26%	1.26%
	Snow Capital Long/Short Opportunity Fund as of 2/28/2021			Pro Forma Easterly Snow Long/Short Opportunity Fund as of 2/28/2021
Shareholder Fees † (fees paid directly from your investment)	Class A reorganizing into Acquiring Fund Class A	Class C reorganizing into Acquiring Fund Class C	Institutional Class reorganizing into Acquiring Fund Class I	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.25%	NONE	NONE	5.75%	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	NONE	NONE	NONE	NONE	NONE	NONE
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	NONE*	1.00%	NONE	NONE*	1.00%	NONE
Redemption Fee (as a percentage of amount redeemed on shares held 30 days or less)	0.50%	0.50%	0.50%	NONE	NONE	NONE
ANNUAL FUND OPERATING EXPENSES ‡ (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	NONE	0.25%	1.00%	NONE
Other Expenses
Dividend and Interest Expense on Short Positions	0.45%	0.45%	0.45%	0.45% [1]	0.45% [1]	0.45% [1]
Remainder of Other Expenses	0.54%	0.54%	0.54%	0.33% [1]	0.33% [1]	0.33% [1]
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04% [1]	0.04% [1]	0.04% [1]
Total Annual Fund Operating Expenses	2.08%	2.83%	1.83%	1.87%	2.62%	1.62%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.04)%[4]	(0.04)% [4]	(0.04)%[4]	— [5]	— [5]	— [5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	2.04%	2.79%	1.79%	1.87%	2.62%	1.62%
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Footnotes to Fee Table:

† Details regarding sales charges imposed on purchases and contingent deferred sales charges (“CDSCs”) can be found in the “Comparison of Share Classes and Distribution Arrangements” section of this Joint Proxy Statement/Prospectus.

‡ There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of each Acquiring Fund are based on estimated amounts for the current fiscal year. Easterly or its affiliates will bear 100% of the costs incurred in connection with the Reorganizations, provided that each Acquiring Fund will bear its own organization and offering costs incurred in connection with their creation and issuance of new shares but these costs will be subject to the limits on each Acquiring Fund’s total annual fund operating expenses. These reorganization expenses have not been reflected in the tables above.

* Class A shareholders that purchase $1 million or more of Class A shares may be subject to a 0.50% (Target Fund) or 1.00% (Acquiring Fund) contingent deferred sales charge on shares redeemed during the first 12 months after their purchase.

1.       “Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year. “Other Expenses” are based on Target Fund assets under management as of May 31, 2021.

2.       Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Snow Capital, and the Trust, of behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation, (collectively, “Excluded Expenses”)) for the Fund does not exceed 1.25% of the Fund’s average net assets, through at least June 28, 2022, and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.

3.       Pursuant to an operating expense limitation agreement between Easterly and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, and Class I, do not exceed 1.50%, 2.25%, and 1.25%, respectively. The expense limitation agreement for Class A, Class C, and Class I shares will be in effect through two years from the effective date of the reorganization of the Snow Capital Small Cap Value Fund into the Fund. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

4.       Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Snow Capital and the Trust, on behalf of the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, acquired fund fees and expenses, dividends or interest expenses on short positions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation, (collectively, “Excluded Expenses”)) for the Fund does not exceed 1.30% of the Fund’s average net assets, through at least June 28, 2022, and subject thereafter to annual re-approval of the agreement by the Trust’s Board of Trustees (the “Board of Trustees”). The operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for up to three years from the date such fees and expenses were waived or paid, subject to the operating expense limitation agreement if such reimbursements will not cause the Fund’s Total Annual Fund Operating Expenses, after recoupment has been taken into account, to exceed the lesser of: (1) the expense limitation in place at the time of the waiver; or (2) the expense limitation in place at the time of recoupment.

5.       Pursuant to an operating expense limitation agreement between Easterly and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, and Class I, do not exceed 1.55%, 2.30%, and 1.30%, respectively. The expense limitation agreement for Class A, Class C, and Class I shares will be in effect through two years from the effective date of the reorganization of the Snow Capital Long/Short Opportunity Fund into the Fund. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

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The table below displays the current expense limitations and their terms for each Target Fund and pro forma Acquiring Fund:

Target Fund	Class A	Class C	Class I	Expires	Acquiring Fund**	Class A	Class C	Class I	Expires
Snow Capital Small Cap Value Fund	1.25%	1.25%	1.25%	6/28/2022	Easterly Snow Small Cap Value Fund	1.25%	1.25%	1.25%	*
Snow Capital Long/Short Opportunity Fund	1.30%	1.30%	1.30%	6/28/2022	Easterly Snow Long/Short Opportunity Fund	1.30%	1.30%	1.30%	*

*       Expense limitations expire two years from the effective date of the Reorganization.

**       For comparison purposes, expense caps are shown exclusive of Rule 12b-1 plan fees and shareholder servicing plan fees. The level of the expense cap in the Acquiring Funds’ expense limitation agreement will include Rule 12b-1 plan fees and shareholder servicing plan fees. The expense caps for Class A and C shares of the Easterly Snow Small Cap Value Fund, including Rule 12b-1 plan fees and shareholder servicing plan fees, will be 1.50% and 2.25%, respectively. The expense caps for Class A and C shares of the Easterly Snow Long/Short Opportunity Fund, including Rule 12b-1 plan fees and shareholder servicing plan fees, will be 1.55% and 2.30%, respectively.

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Expense Example

The Examples are intended to help you compare the costs of investing in different classes of a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in different classes of an Acquiring Fund after giving effect to the Reorganization of the corresponding Target Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the table above.

The Examples assume that you invest $10,000 for the time periods indicated and show the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.

Any applicable fee waivers and/or expense reimbursements are reflected in the below Examples for the first year only for the Target Funds, and the first two years for the corresponding Acquiring Funds. Easterly has contractually agreed to waive advisory fees and/or reimburse expenses through two years from the closing date of the Reorganization. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption				Without Redemption
Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Snow Capital Small Cap Value Fund as of 2/28/2021
A reorganizing into Acquiring Fund A	$671	$1,429	$2,205	$4,226	$671	$1,429	$2,205	$4,226
C reorganizing into Acquiring Fund C	$329	$1,184	$2,146	$4,582	$229	$1,184	$2,146	$4,582
Institutional reorganizing into Acquiring Fund I	$128	$882	$1,657	$3,692	$128	$882	$1,657	$3,692

Pro Forma Easterly Snow Small Cap Value Fund as of 2/28/2021
A	$720	$1,062	$1,466	$2,591	$720	$1,062	$1,466	$2,591
C	$329	$745	$1,327	$2,907	$229	$745	$1,327	$2,907
I	$128	$440	$815	$1,869	$128	$440	$815	$1,869

Snow Capital Long/Short Opportunity Fund as of 2/28/2021
A reorganizing into Acquiring Fund A	$721	$1,139	$1,581	$2,806	$721	$1,139	$1,581	$2,806
C reorganizing into Acquiring Fund C	$382	$873	$1,490	$3,154	$282	$873	$1,490	$3,154
Institutional reorganizing into Acquiring Fund I	$182	$572	$987	$2,145	$182	$572	$987	$2,145

Pro Forma Easterly Snow Long/Short Opportunity Fund as of 2/28/2021
A	$754	$1,129	$1,528	$2,639	$754	$1,129	$1,528	$2,639
C	$365	$814	$1,390	$2,954	$265	$814	$1,390	$2,954
I	$165	$511	$881	$1,922	$165	$511	$881	$1,922

The Examples are not a representation of past or future expenses. Each Target Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Target Fund’s or the Acquiring Fund’s projected or actual performance.

Easterly is permitted to seek reimbursement from each Acquiring Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid as long as the reimbursement does not cause the Acquiring Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred or (ii) the current expense cap, whichever is less. To the extent permitted under applicable law, such recoupment may include fees waived or expenses paid under the Target Fund’s operating expense limitation agreement.

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Comparison of Portfolio Managers

It is anticipated that each of the portfolio managers that manage the Target Funds will, upon the completion of the Reorganizations, manage the corresponding Acquiring Fund. A description of the employment history of these portfolio managers and the performance returns of such Target Funds is included in the prospectus and shareholder reports of the Target Funds. The cover page of this Joint Proxy Statement/Prospectus describes how you can obtain a copy of the Target Funds’ prospectus and Annual and Semi-Annual Shareholder Reports. The Acquiring Funds do not have any operating history or performance information and it is expected that upon completion of each proposed Reorganization, each Acquiring Fund will continue the historical performance information of its corresponding Target Fund.

The “Portfolio Managers” section of the prospectus enclosed with this Joint Proxy Statement/Prospectus describes the employment history of the portfolio managers of each Acquiring Fund of which shareholders will receive shares in connection with the proposed Reorganizations.

Comparison of Investment Advisers

Snow Capital, the former investment adviser to each Target Fund, entered into an agreement to transfer its investment advisory business to Easterly, including all of Snow Capital’s investment personnel (the “Snow Capital/Easterly Transaction”). The Snow Capital/Easterly Transaction closed on July 1, 2021 and, following the closing of the Snow Capital/Easterly Transaction, all employees of Snow Capital providing investment advisory services to Snow Capital’s clients, including the Target Funds, became employees of Easterly. As such, Easterly has a material interest in the Reorganizations. In order to maintain continuity of management of the Target Funds, the Board of Trustees of TPM approved the Interim Advisory Agreement with Easterly on behalf of each Target Fund, effective on the closing of the Snow Capital/Easterly Transaction. See Proposal 2 for more information on the Interim Advisory Agreement.

Easterly, located at 138 Conant Street, Beverly, MA 01915, is the current investment adviser of each Target Fund and will be the investment adviser of each Acquiring Fund following the Reorganizations. As of June 30, 2021, Easterly has approximately $3.4 billion in assets under management.

Subject to the general supervision of the Board of Trustees of the respective trust, Easterly is responsible for managing each Fund in accordance with its investment objective(s) and policies. Easterly also maintains related records for the Funds.

A discussion of the Easterly Funds Trust Board’s consideration and approval of the Investment Management Agreements for the Acquiring Funds will be available in the Acquiring Funds’ first report to shareholders. A discussion of the TPM Board’s consideration and approval of the Interim Investment Advisory Agreement for the Target Funds is set forth below in the “Board Considerations” section of Proposal 2.

Comparison of Investment Advisory Arrangements. The services described in the advisory agreement for each Acquiring Fund will be substantially the same as the services described in the advisory agreement for the corresponding Target Fund.

The Investment Advisory Agreements (each, an “Advisory Agreement,” and together, the “Advisory Agreements”) for the Acquiring Funds and the Target Funds are substantially similar except for changes intended to align and harmonize the provisions of these Advisory Agreements across the Acquiring Funds. The key differences between the Advisory Agreements for the Acquiring Funds and the Target Funds include the following: (1) the Advisory Agreements for the Acquiring Funds include a provision permitting Easterly to delegate its duties, as provided in the Advisory Agreements and subject to applicable laws and regulations, to one or more sub-advisers; (2) the Advisory Agreements for the Acquiring Funds do not specifically provide that the adviser will be responsible for (i) the Funds’ organizational expenses, (ii) the expenses of printing and distributing extra copies of the Funds’ prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the Investment Company Act, (iii) the costs of any special

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meetings of the Trust’s Board of Trustees or shareholder meetings convened for the primary benefit of the adviser (other than with respect to a change in control, which is included in the Advisory Agreements for the Acquiring Funds) and (iv) any costs of liquidating or reorganizing the Fund (unless such cost is otherwise allocated by the Board of Trustees); and (3) the Advisory Agreements for the Acquiring Funds do not include a provision prohibiting the adviser from taking any short position in the shares of the Acquiring Funds nor a prohibition on Easterly from borrowing from the Acquiring Funds or pledging or using the Acquiring Funds’ assets in connection with any borrowing not directly for the Acquiring Fund’s benefit.

In addition, the Advisory Agreement for the Target Funds permits termination of the Agreement by the adviser upon 60 days’ notice to the fund, while the Advisory Agreements for the Acquiring Funds permit termination of the Agreements by Easterly upon 180 days’ notice to the fund.

Under the Advisory Agreement for the Target Funds, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties under such Agreement on the part of Easterly, Easterly shall not be subject to liability. Whereas under the Advisory Agreements for the Acquiring Funds, Easterly shall not be liable except with respect to a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Easterly in the performance of its duties or from reckless disregard of its obligations and duties under such Agreement.

The Advisory Agreements for the Acquiring Funds also include a provision providing that where the effect of a requirement of the 1940 Act reflected in any provision of the Advisory Agreements is revised by rule, interpretation, or order of the SEC, such provision shall be deemed to incorporate the effect of such rule, interpretation, or order. This provision is intended to permit the Acquiring Funds to take advantage of SEC relief and future SEC relief and rulemaking without having to hold a special shareholder meeting to modify the provision.

The changes are intended to ease the administration of the Advisory Agreements for the Acquiring Funds and Easterly does not expect these changes to have an impact on the manner in which the Acquiring Funds are managed or on the nature, extent, and quality of services provided by Easterly.

Comparison of Other Service Providers

There are no material differences in the types of services provided by the Acquiring Funds’ service providers and the Target Funds’ service providers. The following table identifies the principal service providers that service the Target Funds and the Acquiring Funds:

	Target Funds	Acquiring Funds
Distributor	Quasar Distributors, LLC	Ultimus Fund Distributors, LLC
Fund Administrator	U.S. Bancorp Fund Services, LLC(1)	Ultimus Fund Solutions, LLC(2)
Fund Accountant	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LL
Transfer Agent	U.S. Bancorp Fund Services, LLC	Ultimus Fund Solutions, LLC
Custodian	U.S. Bank, National Association	Brown Brothers Harriman
Compliance Services	U.S. Bancorp Fund Services, LLC	Northern Lights Compliance Services, LLC
Accountant	Deloitte & Touche LLP	Tait, Weller & Baker, LLP
Fund Counsel	Godfrey & Kahn, S.C.	Stradley Ronon Stevens & Young, LLP

(1) Located at 615 East Michigan Street, Milwaukee, WI 53202.

(2) Located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

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Comparison of Share Classes and Distribution Arrangements

Each share class of a Target Fund will be reorganized into a specific share class of the corresponding Acquiring Fund as described below and in Exhibit A of this Joint Proxy Statement/Prospectus. The following section describes the different distribution arrangements and eligibility requirements among the various share classes of the Target Funds and the Acquiring Funds.

Distribution Arrangements. Quasar Distributors, LLC, located at 111 East Kilbourn Avenue, Suite 2200, Milwaukee, Wisconsin 53202, acts as the principal underwriter for the Target Funds pursuant to a written agreement on behalf of each Target Fund (the “Target Funds Distribution Agreement”). Ultimus Fund Distributors, LLC will be the principal underwriter for the Acquiring Funds pursuant to a written agreement on behalf of each of the Acquiring Funds (the “Distribution Agreement”). Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, will provide substantially similar services to the Acquiring Funds that are currently being provided to the Target Funds. The Distribution Agreement will have an initial term of two years, as required by the 1940 Act.

Class Structure. The Target Funds and the Acquiring Funds each offer multiple share classes. Each such class offers a distinct structure of sales charges, distribution and service fees, and reductions and waivers thereto, which are designed to address a variety of investment needs. In addition, some share classes have certain eligibility requirements which must be met to invest in that class of shares. The share classes offered by the Target Funds and the corresponding share classes of the Acquiring Funds that Target Fund shareholders will receive in connection with the Reorganizations are listed in Exhibit A. Each Acquiring Fund will also offer Class R6 shares, which are not currently offered by the Target Funds. Each Target Fund and its corresponding Acquiring Fund have similar policies regarding the eligibility requirements, distribution and service fees and sales charges of the Target Funds and Acquiring Funds which are further described in the following sub-sections.

Eligibility and Minimum Investment Requirements for the Funds. Class A and Class C shares of the Target Funds and the Acquiring Funds are generally available for purchase by retail investors through authorized dealers. For Class A, Class C, and Institutional Class shares of the Target Funds, the minimum initial investment in the Fund is $2,500 for non-IRA accounts and $1,000 for IRA accounts. For Class A and Class C shares of the Acquiring Funds, the minimum initial investment in the Fund is $2,500. There is no minimum investment amount for subsequent purchases for the Target Funds or the Acquiring Funds. The maximum investment in Class C shares of the Target Funds is $1,000,000. There is no maximum investment in Class C shares of the Acquiring Funds.

For Class I shares of the Acquiring Funds, the minimum initial investment in the Fund is $1 million, which minimum would be waived for an investment adviser/broker making an allocation to the Fund’s Class I shares aggregating $1 million or more within 90 days. If the adviser/broker does not purchase $1 million or more in the aggregate within 90 days, then the adviser/broker’s next purchase would have to be for a minimum of the difference between $1 million and the aggregate total invested during the 90 days until aggregate purchases total $1 million or more (e.g., if the adviser/broker’s aggregate purchases within 90 days total $500,000 then the adviser/broker would have to make a single aggregate purchase of at least $500,000 to make future purchases of less than $1 million). In addition, the minimum initial investment for Class I shares of the Funds may be waived for certain investments, including sales through banks, broker-dealers and other financial institutions in: (i) discretionary and non-discretionary sponsored advisory programs; (ii) fund supermarkets; (iii) asset allocation programs: (iv) certain retirement plans investing directly with the Fund; (v) retirement plans investing through certain retirement plan platforms; and (vi) certain endowments, foundations and other not-for-profit entities investing directly with the Fund. Target Fund shareholders who hold Institutional Class shares will receive Class I shares of the corresponding Acquiring Fund even if such shareholder does not meet the minimum initial investment amount above.

For employees and relatives of Easterly, firms distributing shares of the Trust, and the Trust service providers and their affiliates, the minimum initial investment in the Trust is $1,000 with no minimum for any individual Fund. With respect to Class A shares and Class C shares, there is no minimum initial investment for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts.

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There is no minimum investment amount for subsequent purchases of the Target Funds. For the Acquiring Funds, the minimum subsequent investment in the Easterly Funds Trust is $100, except for employee benefit plans, mutual fund platform programs, supermarket programs, associations and individual retirement accounts, which have no minimum subsequent investment requirements. There is no minimum subsequent investment for a Fund. Investment minimums may be waived by Easterly.

Additional information about the eligibility requirements to purchase the Target Funds’ share classes and the respective Acquiring Funds’ share classes is available in their respective prospectuses and SAIs. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of the Target Funds’ prospectus. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of each Fund’s SAI.

Distribution Plans and Service Plans of the Funds. Each of the Target Funds and Acquiring Funds has adopted a substantially similar Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each, a “Plan”) with respect to the sale and distribution of Class A shares and Class C shares of the Target Fund or Acquiring Fund, as applicable. Each Plan provides that each Target Fund or Acquiring Fund, as applicable, will pay the Distributor or other entities a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares of the average net assets of each share class. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”) Conduct Rules and it may be paid directly to Easterly, or to other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The fee is treated by the Target Fund or Acquiring Fund, as applicable, as an expense in the year it is accrued. Because the fee is paid out of the assets of the Target Fund or Acquiring Fund, as applicable, on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges.

Additional amounts paid under a Plan are paid to the Distributor or other entities for services provided and the expenses borne by the Distributor and others in the distribution of the shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the shares of Target Fund or Acquiring Fund, as applicable, to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

Institutional Class shares of the Target Funds and Class I shares of the Acquiring Funds are not subject to a service plan or distribution and service plan.

Initial Sales Charge, Reductions and Waivers of the Target Funds and the Acquiring Funds

Initial Sales Charges. You can buy Class A shares of the Target Funds and the Acquiring Funds at the offering price, which is the net asset value (“NAV”) plus, in most cases, an initial sales charge. Although Class A shares may be purchased without an initial sales charge for purchases of a certain amount, as disclosed below, the investment may be subject to a contingent deferred sales charge (“CDSC”), as disclosed below, on certain redemptions made within 12-months of purchase.

The following tables shows the initial sales charge schedules of the Target Funds and the Acquiring Funds. You will not pay an initial sales charge and you will not be charged a CDSC for Class A shares on Acquiring Fund shares that you receive in connection with the Reorganizations. However, the Acquiring Fund initial sales charges will apply to any Class A shares of an Acquiring Fund purchased after the Reorganization, unless you are eligible for a reduction or waiver of the initial sales charge.

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Target Funds

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1],2	Sales Charge as a Percentage of Net Investment (Net Asset Value)[3]	Broker Reallowance as a Percentage of Offering Price
Less than $25,000[4]	5.25%	5.54%	4.75%
$25,000 but less than $50,000	5.00%	5.26%	4.50%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00%	2.04%	1.50%
$750,000 but less than $1,000,000	1.50%	1.52%	1.00%
$1,000,000 or more	0.00%[5]	0.00%	0.50%[6]
1.	Class A shares are offered and sold at the next offering price, which is the sum of the NAV per share and the sales charge indicated above. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.
2.	The difference between the total amount invested and the sum of (a) the net proceeds to a Fund and (b) the dealer reallowance, is the amount of the initial sales charge retained by the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”) (also known as the “underwriter concession”).
3.	Rounded to the nearest one-hundredth percent.
4.	The minimum initial investment for Class A shares of a Fund is $2,500 for non-IRA accounts, and $1,000 for IRA accounts.
5.	A 0.50% CDSC is imposed on shares purchased at the $1,000,000 breakpoint that are redeemed within 12 months of purchase.
6.	A finder’s fee of 0.50% will be paid directly by the Adviser to the dealer on investments of $1,000,000 or more.

Acquiring Funds

Amount of Purchase	Sales Charge as a Percentage of Offering Price[1]	Sales Charge as a Percentage of Net Investment (Net Asset Value)	Broker Reallowance as a Percentage of Offering Price[2]
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more[3,4]	None[4]	None[4]	None[4]
1.	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
2.	At the discretion of the Trust, however, the entire sales charge may at times be reallowed to dealers. The staff of the SEC has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.
3.	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC, if they are redeemed within 12 months from the date of purchase.
4.	A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, 0.25% on amounts over $5 million.

Reductions or Waivers of Initial Sales Charges. The Target Funds and Acquiring Funds both offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances, which are similar between the Target Funds and the Acquiring Funds. The prospectus of the Target Funds that you own includes information on purchasing Class A shares of your Target Funds with a reduced initial sales charge or without an initial sales charge. The respective enclosed Acquiring Funds’ prospectus includes information on the initial sales charge reductions and waivers offered by the Acquiring Funds that correspond to the Target Funds which you own.

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Please also see the Acquiring Funds’ SAIs for additional information on purchasing Class A shares of the Acquiring Funds with a reduced initial sales charge or without an initial sales charge. See the cover page of this Joint Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquiring Funds’ SAIs.

Contingent Deferred Sales Charges (CDSCs), Reductions and Waivers.

Class C Shares. There are no material differences between Class C shares of the Target Funds and Class C shares of the Acquiring Funds. Class C shares are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the fund. Class C shares pay 1.00% on an annualized basis of their average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the fund and/or shareholder services which amount is accrued and paid monthly. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

Brokers that have entered into selling agreements with the Funds’ distributor may receive a commission of up to 1.00% of the purchase price of Class C at the time of purchase. Brokers may also receive distribution and/or shareholder service fees for Class C shares held for over a year.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

If you own Class C shares of a Target Fund, the Acquiring Fund Class C shares that you receive in connection with the Reorganization will be deemed to have been purchased on the date that you purchased your Class C Target Fund shares for purposes of calculating whether any CDSC is owed upon the sale of such shares.

CDSC Waivers for Class C Shares. Certain shareholders may be eligible for CDSC waivers. Please see the information set forth below for specific eligibility requirements. You must notify your authorized Financial Intermediary or the Transfer Agent at the time a purchase order is placed that the purchase (or redemption) qualifies for a CDSC waiver. Similar notification must be made in writing when an order is placed by mail. The CDSC waiver will not be granted if: (i) notification is not furnished at the time of order; or (ii) a review of the records of the authorized dealer of the fund’s shares or the Trust’s Transfer Agent does not confirm your represented holdings. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding shares of the Target Funds or the Acquiring Funds.

For the Acquiring Fund Class C shares, a CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the one year preceding the redemption; (ii) the current NAV of shares purchased more than one year prior to the redemption; and (iii) the current NAV of shares purchased through reinvestment of dividends or distributions. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

In addition, the CDSC, if otherwise applicable, will be waived in the case of:

(1)	redemptions of Class C shares held at the time a shareholder dies or becomes disabled, only if the Class C shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account (“IRA”) or Custodial Account under Section 403(b)(7) of the Code (“403(b) Custodial Account”), provided in either case that the redemption is requested within one year of the death or initial determination of disability;
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(2)	redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a “key employee” of a “top heavy” plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 70 1/2; or (c) a tax-free return of an excess contribution to an IRA; and
(3)	certain redemptions pursuant to the Portfolio’s Systematic Withdrawal Plan (see “Redemption of Shares—Systematic Withdrawal Plan”).

Class C shares of the Target Funds and the Acquiring Funds acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

Institutional Class and Class I Shares. Institutional Class shares of the Target Funds are not subject to a CDSC. Class I shares of the Acquiring Funds are not subject to a CDSC.

Comparison of Purchase and Redemption Procedures

Purchase Procedures. The purchase procedures employed by the Target Funds and Acquiring Funds are similar. Purchase of shares of the Target Funds or the Acquiring Funds must be made through a financial intermediary having a sales agreement with the Fund’s Distributor, or through a broker or intermediary designated by that financial intermediary, or directly through the Transfer Agent. Shares of the Target Funds and the Acquiring Funds are available to participants in consulting programs and to other investors and to investment advisory services. The purchase price of each share of the Target Funds and the Acquiring Funds is the offering price which is the net asset value calculated after the distributor receives the order, plus any initial sales charge that applies. Shareholders of the Target Funds and Acquiring Funds may make additional purchases by mail, wire, or telephone. Both the Target Funds and Acquiring Funds reserve the right to reject or cancel a purchase order for any reason.

Additional information regarding the purchase procedures of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of each prospectus.

Redemption Procedures. The redemption procedures employed by the Target Funds and the Acquiring Funds are substantially similar. Shareholders of the Target Funds and the Acquiring Funds may redeem shares by writing a letter, by wire, by telephone, or through a financial intermediary. The Target Funds and Acquiring Funds typically make payment for shares redeemed in proper form within seven days. The Target Funds and Acquiring Funds can make redemptions by check or by wire transfer. Both the Target Funds and Acquiring Funds also reserve the right to redeem shares in-kind. The Target Funds and the Acquiring Funds typically use holdings of cash or cash equivalents, or sell portfolio securities to meet redemption requests.

Both the Target Funds and Acquiring Funds reserve the right to redeem shares for an account having a current value of $1,000 or less as a result of redemptions, but not as a result of a fluctuation in the fund’s NAV, after the shareholder has been given at least 30 days in which to increase the account balance to more than that amount. Involuntary redemptions may result in the liquidation of Fund holdings at a time when the value of those holdings is lower than the investor’s cost of the investment or may result in the realization of taxable capital gains.

Redemption Fees. The Target Funds assess a 0.50% fee on the redemption of Fund shares held for 30 days or less. The Acquiring Funds do not charge redemption fees. Both the Target Funds and Acquiring Funds charge CDSCs for certain share classes under certain circumstances. Large purchases of Class A shares of the Target Funds, with few exceptions, may be subject to a 0.50% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase. Large purchases of Class A shares of the Acquiring Funds, with few exceptions, may be subject to a 1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase. Class C shares of both the Target Funds and Acquiring Funds are subject to a 1.00% CDSC if they are redeemed within a 12-month holding period measured from the date of purchase.

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Additional information relating to redemption fees of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of a Target Fund’s prospectus.

Comparison of Exchange Privileges

Shares of a Target Fund may be exchanged without payment of any exchange fee for shares of another Target Fund of the same Class at their respective NAVs. Similarly, shares of an Acquiring Fund may be exchanged without payment of any exchange fee for shares of another Fund of the Easterly Funds Trust of the same Class at their respective NAVs.

For the Acquiring Funds, there are special considerations when you exchange fund shares that are subject to a CDSC. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of a fund that does not charge a CDSC will not be counted. Thus, in effect the “holding period” for purposes of calculating the CDSC is frozen upon exchanging into a fund that does not charge a CDSC. In addition, shares that are exchanged into or from a fund subject to a higher CDSC rate will be subject to the higher rate, even if the shares are re-exchanged into a fund with a lower CDSC rate.

An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is available to shareholders residing in any state in which fund shares being acquired may be legally sold.

For the Target Funds and the Acquiring Funds, any exchange request may be rejected and the exchange privilege may be modified or terminated upon notice to shareholders in accordance with applicable rules adopted by the SEC.

For both the Target Funds and the Acquiring Funds, with regard to redemptions and exchanges made by telephone, the applicable Distributor and Transfer Agent will request personal or other identifying information to confirm that the instructions received from shareholders or their account representatives are genuine. Calls may be recorded. If their lines are busy or a shareholder is otherwise unable to reach them by phone, the shareholder may wish to ask their investment representative for assistance or send the Distributor or Transfer Agent written instructions, as described elsewhere in this Joint Proxy Statement/Prospectus. For a shareholder’s protection, the Distributor or Transfer Agent may delay a transaction or not implement one they we are not reasonably satisfied that the instructions are genuine. If this occurs, the Distributor and Transfer Agent will not be liable for any loss. The Distributor and the Transfer Agent also will not be liable for any losses if they follow instructions by phone that they reasonably believe are genuine or if an investor is unable to execute a transaction by phone.

Class C Shares Conversion Feature

After 8 years, Class C shares of the Acquiring Funds generally will convert automatically to Class A shares of a Fund with no initial sales charge, provided that a Fund or the financial intermediary through which a shareholder purchased or holds Class C shares has records verifying that the Class C shares have been held for at least 8 years. The automatic conversion of Acquiring Fund Class C shares to Class A shares will not apply to shares held through group retirement plan record keeping platforms of certain intermediaries who hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion. The 8-year period runs from the last day of the month in which the shares were purchased or, in the case of Class C shares acquired through an exchange, from the last day of the month in which the original Class C shares were purchased; the shares will convert to Class A shares based on their relative NAVs in the month following the 8-year period. At the same time, an equal proportion of Acquiring Fund Class C shares acquired through automatically reinvested distributions will convert to Class A shares on the same basis. A conversion of shares of one Class directly for shares of another Class of the same Acquiring Fund normally should not be taxable for federal income tax purposes.

The Target Funds do not have such conversion feature.

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Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. Each Target Fund and its corresponding Acquiring Fund have similar policies regarding the payment of dividends and distributions. Each Target Fund and its corresponding Acquiring Fund may declare and pay dividends from net investment income, if any, with the same frequency (monthly, quarterly, semi-annually or annually, as applicable) and capital gains distributions, if any, at least annually. The Target Funds and Acquiring Funds may also declare and pay capital gains distributions more than once per year as permitted by law. Shareholders of the Target Funds and Acquiring Funds may elect to automatically reinvest all distributions or receive distributions in the form of cash or check. The amount of dividends and distributions will vary, and there is no guarantee that the Target Funds or the Acquiring Funds will pay either a dividend from net investment income or a capital gains distribution. Additional information regarding the dividend and distribution policies of the Target Funds and the Acquiring Funds is available in their respective prospectuses. The cover page of this Joint Proxy Statement/Prospectus explains how you can obtain a copy of such prospectuses.

Fiscal Years. Each Acquiring Fund has the same fiscal year as its corresponding Target Fund. As a result, the Acquiring Funds will deliver annual and semi-annual shareholder reports and updated prospectuses about the same time of year as the Target Funds delivered this information. Fiscal year ends may change after closing in compliance with applicable laws.

Comparison of Business Structures, Shareholder Rights and Applicable Law

Each Acquiring Fund and each Target Fund is a series of a Delaware statutory trust. As a result, there are no material differences between the rights of shareholders under the governing state laws of the Target Funds and the corresponding Acquiring Funds except differences in rights provided for in the respective governing instruments of these entities, some of which are discussed below.

The following is a discussion of certain important provisions of the governing instruments and governing laws of each Target Fund and its corresponding Acquiring Fund, but is not a complete description thereof. Further information about each fund’s governance structure is contained in the fund’s SAI and its governing instruments, which are on file with the SEC.

Shares. When issued and paid for in accordance with the prospectus, shares of both a Target Fund and the corresponding Acquiring Fund are fully paid and non-assessable, have no preemptive or subscription rights and are freely transferable. Each share of both a Target Fund and the corresponding Acquiring Fund represents an equal interest in such Portfolio. Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses. Such distributions may be in cash, in-kind or in additional Fund shares. In any liquidation of a Target Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Portfolio, after satisfaction of all outstanding liabilities and expenses of the Fund.

Organization and Governing Law. The Target Funds are organized as series of a Delaware statutory trust (“DST”) pursuant to the Delaware Statutory Trust Act (“DSTA”). The Acquiring Funds are also series of a trust organized as a DST. Each Target Fund and Easterly Funds Trust organized as a series of a DST is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, and its business and affairs are managed under the supervision of its Board of Trustees.

Each Target Fund and Acquiring Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.

Shareholder Meetings and Rights of Shareholders to Call a Meeting. Neither the Target Funds nor the Acquiring Funds are required to hold annual shareholders’ meetings under the DSTA or their respective Declarations or By-Laws unless required by applicable federal law. The Easterly Funds Trust’s By-Laws provide that shareholders are not entitled to call special meetings, unless required by federal law and then upon the request of shareholders owning

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at least the percentage of the total combined votes of all shares issued and outstanding as required by federal law and provided that the shareholders requesting such meeting have paid to the Easterly Funds Trust the reasonably estimated cost of preparing and mailing the notice thereof. TPM’s Declaration of Trust provides that special meetings may be called by shareholders holding at least 10% of the shares then outstanding if the Trustees of TPM otherwise fail to call a shareholder meeting after written application by such shareholders requesting that a meeting be called for any purpose requiring action by shareholders as provided in the governing instruments.

Submission of Shareholder Proposals and Nominations. TPM has no provisions in its governing instruments specific to the submission of shareholder proposals and nominations. The Easterly Funds Trust’s By-Laws require that certain conditions be met to present any shareholder proposals or nominations at a meeting of shareholders, including timely notice by a shareholder in accordance with the governing instruments. For example, with respect to a special meeting of shareholders, only that business which is to be brought before the meeting pursuant to the Acquiring Fund’s notice of meeting may be conducted. If the Board of the Easterly Funds Trust determines to elect Trustees at such special meeting, in order for a shareholder to bring a nomination before such meeting, written notice must be delivered to the Secretary of the Easterly Funds Trust no later than the 90th day, nor earlier than the 120th day prior to such special meeting or, in certain circumstances, no later than the 10th day following the public announcement of the meeting date. Failure to satisfy the requirements of this advance notice provision will mean that a shareholder may not be able to present a proposal at a meeting.

Quorum. The Easterly Funds Trust’s By-Laws provide that a quorum exists if shareholders of one-third of the outstanding shares entitled to vote are present at the meeting in person or by proxy. TPM’s Declaration of Trust provides that one-third of the shares outstanding and entitled to vote constitutes a quorum at shareholder meetings.

Record Dates and Adjournments. The Trustees of each Trust may set a record date not more than 90 days prior to the date of any meeting of shareholders; however, the record date for the Acquiring Funds may also not be less than 10 days before the original date on which the meeting of shareholders is scheduled. A meeting of the Acquiring Funds may not be adjourned more than 120 days after the original record date without giving shareholders notice of the adjournment and the new record date. TPM’s Declaration of Trust provides that any adjourned session or sessions may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

Number of Votes. The Target Funds and the Acquiring Funds entitle each whole share to one vote as to any matter on which it is entitled to vote and each fractional share to a proportionate fractional vote. The Easterly Funds Trust’s By-Laws also provide that shareholders of the Acquiring Funds are not entitled to cumulative voting. TPM’s Declaration of Trust provides that there shall be no cumulative voting in the election of Trustees.

Right to Vote. The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters: specifically, for the election of Trustees (above a minimum threshold), the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law. The following summarizes the matters on which Fund shareholders have a right to vote as well as the minimum shareholder vote required to approve the matter. For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.

Election and Removal of Trustees. For the Acquiring Funds and the Target Funds, shareholders are not entitled to elect Trustees except as required by the 1940 Act, or as otherwise considered necessary or desirable by the Trustees. For the Acquiring Funds and TPM, such election requires a plurality vote (i.e., the nominees receiving the greatest number of votes are elected). For the Acquiring Funds and the Target Funds, any Trustee may be removed with or without cause at any time: (i) by written instrument, signed by at least two-thirds of the number of Trustees in office immediately prior to such removal; or (ii) by vote of shareholders holding not less than two-thirds of the shares then outstanding.

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Amendment of Governing Instruments. For the Target Funds, shareholders have the right to vote on any amendment to the Declaration of Trust as may be required by law or by the Trust’s registration statement filed with the Commission and on any amendment submitted to them by the Trustees. For the Acquiring Funds, shareholders have the right to vote on amendments to the Declaration of Trust that may reduce the indemnification provided to shareholders or former shareholders, which requires an affirmative vote of at least two-thirds of the outstanding shares entitled to vote. The By-Laws of each Trust may be amended without shareholder vote.

Mergers, Reorganizations and Liquidations; Termination of Trust. The Easterly Funds Trust’s Declaration of Trust provides that in all respects not governed by statute or applicable law, the Trustees have the power to prescribe the procedures necessary to accomplish any merger, consolidation, liquidation or other reorganization of an Acquiring Fund, and the Easterly Funds Trust may be dissolved at any time by the Trustees (without shareholder approval). TPM’s Declaration of Trust contains similar provisions.

Liability of Shareholders. Consistent with the DSTA, the Declarations for TPM and the Easterly Funds Trust generally provide that shareholders will not be subject to personal liability for the obligations of the Funds. There is a remote possibility, however, that, under certain circumstances, shareholders of a Delaware statutory trust may be held personally liable for that trust’s obligations to the extent that the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declarations for TPM and Easterly Funds Trust also provide for indemnification out of assets belonging to the Fund (or allocable to the applicable class, as defined in the applicable Trust Agreement) for all loss and expense of any shareholder held personally liable for the obligations of the Fund or such class. Therefore, the risk of any shareholder incurring financial loss beyond their investment due to shareholder liability is limited to circumstances in which the Fund or the applicable class of the Fund is unable to meet its obligations and the express limitation of shareholder liabilities is determined by a court of competent jurisdiction not to be effective.

Liability of Trustees and Officers. Consistent with the 1940 Act, the governing instruments for all of the Funds generally provide that no Trustee or officer of the Funds shall be subject to any personal liability in connection with the assets or affairs of the Funds, except for liability arising from his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (“Disqualifying Conduct”).

Indemnification. The Declarations of Trust of the Easterly Funds Trust and TPM each provide that every Trustee, officer, employee or agent of the Trust (“Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by applicable laws. No Covered Person, however, shall be indemnified for any expenses, judgments, fines, amounts paid in settlement, or other liability or loss arising by reason of his or her Disqualifying Conduct.

Derivative Suits. The Easterly Funds Trust’s Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims other than federal securities law claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to an Acquiring Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Easterly Funds Trust’s Declaration of Trust details conditions that must be met with respect to the demand. Following receipt of the demand, the Trustees must be afforded a reasonable amount of time to investigate and consider the demand. The Trustees will be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the Easterly Funds Trust for the expense of any such advisors in the event that the Trustees determine not to bring such action. The Easterly Funds Trust's process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for the Easterly Funds Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process. TPM’s Declaration of Trust contains similar provisions related to derivative actions.

Third-Party Beneficiaries. The Easterly Funds Trust’s Declaration of Trust makes clear that ownership of shares does not make the shareholders third-party beneficiaries of any contract entered into by the Easterly Funds Trust. This provision is intended to memorialize the intent that shareholders not be third-party beneficiaries of the investment management agreements or other contracts entered into by the Acquiring Funds, which is consistent with existing

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practices common in the mutual fund industry, and is intended to mitigate the risk of novel legal theories being used to initiate frivolous lawsuits. TPM’s governing documents do not include similar provisions.

Jurisdiction and Waiver of Jury Trial. The Easterly Funds Trust’s Declaration of Trust requires that actions by shareholders against an Acquiring Fund be brought only in a certain federal court in New York, or if not permitted to be brought in federal court, then in the Court of Chancery of the State of Delaware, as required by applicable law, or the Superior Court of the State of Delaware (the “Exclusive Jurisdictions”), and that the right to jury trial be waived to the fullest extent permitted by law. The forum selection provisions in the Easterly Funds Trust’s Declaration of Trust can benefit the Acquiring Funds and their shareholders by reducing the cost and disruption of multi-forum litigation (i.e., litigation brought by shareholders simultaneously in different forums that challenge the same action) and limiting the ability of lawyers to engage in forum shopping. Such forum selection provisions also are intended to permit the Acquiring Funds and their shareholders to benefit from the special expertise and long history of Delaware courts in dealing with declarations of trust governing the affairs of entities organized as Delaware statutory trusts, such as the Acquiring Funds. Other investment companies may not be subject to similar restrictions. In addition, the designation of Exclusive Jurisdictions may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. Also, the designation of Exclusive Jurisdictions and the waiver of jury trials limit a shareholder's ability to litigate a claim in the jurisdiction and in a manner that may be more favorable to the shareholder. A court may choose not to enforce these provisions of the Easterly Funds Trust’s Declaration of Trust. TPM’s governing documents do not contain provisions related to jurisdiction or waiver of jury trial.

Inspection of Records. Both TPM and Easterly Funds Trust provide that no shareholder has the right to inspect records, except as required by applicable law. The Easterly Funds Trust’s Declaration of Trust establishes procedures with respect to such inspections. TPM’s By-Laws provide that the Trustees shall determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of TPM or any of them shall be open to the inspection of the shareholders.

Terms of the Reorganizations

The terms and conditions under which each Reorganization may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of Agreement, a copy of which is attached as Exhibit D to this Joint Proxy Statement/Prospectus.

With respect to each Reorganization, if shareholders of the Target Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Target Fund will be delivered to the Acquiring Fund’s custodian for the account of the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities (as defined in the Agreement) of the Target Fund and delivery by the Acquiring Fund to the holders of record as of the closing time (as defined in the Agreement) or as soon as practicable thereafter of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. Immediately following these steps, each Target Fund shareholder will hold shares of the corresponding Acquiring Fund and will no longer hold shares of the Target Fund. The value of a shareholder’s account with an Acquiring Fund immediately after the Reorganization will be the same as the value of a shareholder’s account with the Target Fund immediately prior to the Reorganization. Following the consummation of the Reorganizations, the Target Funds will, as promptly as practicable, liquidate and dissolve as permitted by their governing instruments and applicable law.

The class or classes of Acquiring Fund shares that shareholders will receive in connection with the Reorganization will depend on the class or classes of Target Fund shares that shareholders hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Target Funds are described in Exhibit A.

Each Target Fund and Acquiring Fund has made representations and warranties in the form of Agreement attached as Exhibit D that are customary in matters such as the Reorganizations. These representations and warranties were made

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solely for the benefit of the parties to the Agreement and (i) were not intended to be treated as categorical statements of fact, but rather as a way of allocating the risk to one of the parties if those statements prove to be inaccurate; (ii) may have been qualified in the Agreement by disclosures that were made in connection with the negotiation of the Agreement; (iii) may apply contract standards of “materiality” that are different from “materiality” under the applicable securities laws; and (iv) were made only as of the date of the Agreement or such other dates as may be specified in the Agreement.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur within a reasonable period thereafter (the “Closing Date”). The Closing of the Reorganizations shall take place as of the later of 7:01 p.m. Eastern Time or the finalization of the Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties. The valuation of a Target Fund’s assets shall be the value of such assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the TPM Board. The valuation procedures for the Easterly Funds Trust are substantially similar to the valuation procedures for TPM.

The Closing of any particular Reorganization is not conditioned upon the Closing of any other Reorganization. As a result, the Reorganizations may close at different times if, for example, shareholders of a Target Fund have not approved their respective Reorganization at the time of the Closing of a different Target Fund. In addition, the parties may choose to delay the Closing of a Reorganization that shareholders have approved so that all or substantially all of the Reorganizations are consummated at the same time. On or before the Closing Date, some securities held by certain Target Funds may be unable to be transferred to the corresponding Acquiring Fund due to applicable law or because the transfer of such investments would result in material operational or administrative difficulties to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s assets to the Acquiring Fund. If this occurs, Easterly may use commercially reasonable efforts to cause the Target Fund to dispose, prior to the Closing Date, of assets that the Acquiring Fund has advised Easterly that the Acquiring Fund would not be permitted to hold. In the unlikely event alternate investment approaches are unavailable, an affected fund may temporarily deviate from its investment strategy with respect to these select securities, and may incur certain related costs. Repositioning costs in connection with a Reorganization are expected to be immaterial.

For a description of the vote required to approve the Agreement, see the “Vote Necessary to Approve the Agreement” section of this Joint Proxy Statement/Prospectus. Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as is reasonably practicable after the Closing, a Target Fund will distribute to its shareholders of record the shares of the Acquiring Fund of the corresponding class received by the Target Fund, on a pro rata basis within that class, and the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law, and the Target Fund will, as promptly as practicable, completely liquidate and dissolve as permitted by, and in accordance with, its governing instruments and applicable law.

The obligations of each Acquiring Fund and Target Fund are subject to other conditions, including the following conditions:

•	the Acquiring Fund Registration Statement on Form N-14 under the Securities Act shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;
•	the Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Fund’s governing instruments, applicable state law and the 1940 Act;
•	the Acquiring Fund and Target Fund will each have received a legal opinion on or before the Closing Date that the consummation of the transactions contemplated by the Agreement will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund or its shareholders or the Acquiring Fund.

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The Agreement may be terminated and a Reorganization may be abandoned at any time by mutual agreement of the parties; by either party if the Closing does not occur on or before December 31, 2021; unless such date is extended by mutual agreement of the parties; or by any party if one or more of the parties shall have materially breached its obligations under the Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or by the Target Trust, by written notice to the Easterly Funds Trust, following a determination at any point prior to closing by the TPM Board that the consummation of a Reorganization is not in the best interest of a Target Fund or its shareholders, as applicable. The Agreement may be amended, modified, or supplemented in a writing signed by the parties to the Agreement.

Federal Income Tax Consequences

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368(a)(1) of the Code for federal income tax purposes. As a condition to consummation of the Reorganizations, Stradley Ronon Stevens & Young, LLP, counsel to the Acquiring Funds, will deliver an opinion (“Tax Opinion”) to the Funds to the effect that, based on the facts and assumptions stated therein (as well as certain representations of each Fund) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the Agreement, for federal income tax purposes:

•	Each Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be “a party to a reorganization” (within the meaning of Section 368(b) of the Code);
•	No Fund will recognize any gain or loss as a direct result of the Reorganizations;
•	The Target Funds’ shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for corresponding Acquiring Fund shares;
•	The aggregate tax basis in Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization. The holding period for Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Closing;
•	An Acquiring Fund’s tax basis in each asset the corresponding Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore immediately after the Reorganization; and
•	The Reorganization will not result in the termination of a Target Fund’s taxable year and each Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the corresponding Acquiring Fund without limitation.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganizations on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

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The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

If a Reorganization were to end the tax year of a Target Fund (which is not the intended or expected plan as of the date of this Joint Proxy Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, such a Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each of the Acquiring Funds will succeed to the tax attributes of the corresponding Target Fund upon the closing of each Reorganization, including any capital loss carryovers that could have been used by each Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Target Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains.

If, as is anticipated, at the time of the closing of the Reorganizations, an Acquiring Fund has no assets, there will be no change of ownership of the corresponding Target Fund as a result of the Reorganizations. Thus, a reorganization of a Target Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

Accounting Treatment

The Reorganizations will be accounted for on a tax-free combined basis. Accordingly, the book cost basis to each Acquiring Fund of the assets of the corresponding Target Fund will be the same as the book cost basis of such assets to the Target Fund. The Acquiring Funds will continue the accounting records of the Target Funds and, as a result, the accounting books and records of the Target Funds will become the accounting books and records of the Acquiring Funds.

Board Considerations

The TPM Board considered the proposed Reorganizations and the Plan associated therewith at a board meeting held on August 4, 2021. At the meeting, the TPM Board reviewed and considered various information provided by Snow Capital and Easterly relating to the Reorganizations, and considered, among other things, the factors discussed below, in light of their fiduciary duties under federal and state law. After careful consideration, the TPM Board, including all trustees who are not “interested persons” under the 1940 Act of TPM, Easterly or its affiliates, with the advice and assistance of counsel, determined that the Plan would be in the best interests of each Target Fund and its shareholders, and that such shareholders’ interests would not be diluted as a result of the Reorganizations. The TPM Board approved

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the Plan relating to the Reorganizations and recommends that the shareholders of each Target Fund vote in favor of the Plan relating to the Reorganization of the corresponding Target Fund.

In determining whether to approve the Plan and to recommend approval of the Plan to shareholders of each Target Fund, the TPM Board considered the following, among other things and in no order of priority:

(1)	the terms and conditions of the Reorganizations;

(2)	the compatibility of the investment objectives, strategies and restrictions of each Target Fund and the corresponding Acquiring Fund, including that the Acquiring Funds will have the same investment objectives and substantially similar strategies and restrictions as the corresponding Target Funds;

(3)	the continuity of the same portfolio management team as a result of the Reorganizations;

(4)	the relative size of each Target Fund and the corresponding Acquiring Fund;

(5)	possible benefits to the shareholders of each Target Fund, including potential cost savings and increased marketing and distribution efforts;

(6)	how each Acquired Fund’s share classes will be mapped to classes of the corresponding Target Fund and the impact of the Reorganizations on the rights and privileges of the shareholders of each class of the Target Funds as compared to those they will be subject to as shareholders of the corresponding class of the Acquiring Fund;

(7)	the expense ratios and information regarding the fees and expenses of each Target Fund and the corresponding Acquiring Fund and Easterly’s commitment to keep the current expense limitations that are in place for Target Funds in place for the Acquiring Funds for at least two years as of the closing of the Reorganizations;

(8)	the expected federal tax consequences of the Reorganizations, including the anticipated tax-free nature of the Reorganizations for each Target Fund and its shareholders;

(9)	the costs to be incurred in connection with the Reorganizations and the fact that the Target Funds and Acquiring Funds will not bear them, other than certain organizational and offering costs incurred by the Acquiring Funds;

(10)	the interests of the shareholders of each of the Target Funds will not be diluted as a result of the Reorganizations; and

(11)	the possible alternatives to the Reorganizations.

Based on the foregoing, the TPM Board approved the Plan relating to the Reorganizations and recommends that the shareholders of each Target Fund vote “FOR” the approval of the Plan relating to the Reorganization of the corresponding Target Fund.

PROPOSAL 2:
APPROVAL OF INTERIM ADVISORY AGREEMENT

Summary

Shareholders of each Target Fund are being asked to approve the Interim Advisory Agreement between Easterly and TPM, on behalf of the Target Funds. As part of the Snow Capital/Easterly Transaction, Snow Capital, the prior investment adviser of the Target Funds, agreed to transfer its investment advisory business to Easterly. The closing of the Snow Capital/Easterly Transaction occurred on July 1, 2021. As part of the Snow Capital/Easterly Transaction,

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all of Snow Capital’s investment personnel, which included the portfolio managers of the Target Funds, became employees of Easterly. Under Rule 15a-4 under the 1940 Act, the Interim Advisory Agreement can only remain in effect with respect to a Target Fund for a period of 150 days (the “Interim Period”). The TPM Board has approved the Interim Advisory Agreement and recommends that shareholders of each Target Fund approve the Interim Advisory Agreement. Shareholders are not being asked to approve the Snow Capital/Easterly Transaction between Snow Capital and Easterly. Rather, as further described below, shareholders are being asked to approve the Interim Advisory Agreement as a result of the Snow Capital/Easterly Transaction. Attached as Exhibit H is a copy of the Interim Advisory Agreement.

Rule 15a-4 under the 1940 Act, in relevant part, permits the appointment of an investment adviser on an interim basis, without shareholder approval where such approval would otherwise be required, subject to certain conditions.  The Interim Advisory Agreement is the same as the prior advisory agreement dated April 26, 2002, as amended, between Snow Capital and TPM, on behalf of the Target Funds, except for differences reflecting certain requirements of Rule 15a-4, such as the date of execution, duration of the agreement, termination, and compensation conditions. Compensation earned by Easterly under the Interim Advisory Agreement will be held in an interest-bearing escrow account pending shareholder approval of the Interim Advisory Agreement. If shareholders of a Target Fund do not approve the Interim Advisory Agreement with Easterly, Easterly will receive for its services provided to such Target Fund during the Interim Period under the Interim Advisory Agreement the lesser of (i) the costs Easterly incurred in performing such services (plus interest earned on that amount) or (ii) the amount in the escrow account (plus interest earned).

The investment advisory fee for the Target Funds will not change under the Interim Advisory Agreement, nor will the services provided. Under both the prior advisory agreement and the Interim Advisory Agreement, the management fee is 0.95% of the average daily net assets of the Snow Capital Small Cap Value Fund and 0.80% of the average daily net assets of the Snow Capital Long/Short Opportunity Fund. Pursuant to the prior advisory agreement, Snow Capital earned $125,056 in advisory fees from the Snow Capital Small Cap Value Fund and $668,141 from the Snow Capital Long/Short Opportunity Fund during the fiscal year ended February 28, 2021. After fee waivers, Snow Capital earned $0 in advisory fees from the Snow Capital Small Cap Value Fund and $629,111 from the Snow Capital Long/Short Opportunity Fund during the fiscal year ended February 28, 2021.

Information about Snow Capital. Snow Capital, located at 1605 Carmody Court, Suite 300, Sewickley, PA 15143, was founded in 1980 as R.A.S. Capital Management (“R.A.S.”), focusing on private wealth management.

Under the Interim Advisory Agreement, Easterly, subject to oversight by the TPM Board, and in accordance with the investment objectives, policies and restrictions of the Target Funds, manages the Target Funds for the Interim Period and on such terms as set forth in the Interim Advisory Agreement. It is the responsibility of Easterly to furnish the Target Funds with advice and recommendations with respect to the investment of the Target Funds’ assets and the purchase and sale of portfolio securities for the Target Fund, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); manage and oversee the investments of the Target Funds, subject to the ultimate supervision and direction of the TPM Board; and to buy and sell securities for the Target Funds.

Easterly provides TPM with records concerning Easterly’s activities, which TPM is required to maintain, renders regular reports to TPM’s officers and the TPM Board concerning Easterly’s discharge of its responsibilities under the Interim Advisory Agreement, and pays expenses involved in the performance of its duties.

Like the prior advisory agreement with Snow Capital, the Interim Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of Easterly, Easterly shall not be subject to liability to the Target Trust or the Target Funds or to any shareholder of the Target Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Target Funds. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and nothing in the Interim Advisory Agreement shall in any way constitute a waiver or limitation of any rights which the Target Trust, the Target Funds or any shareholder of the Target Funds may have

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under any federal securities law or state law. The Interim Advisory Agreement includes indemnification provisions that apply to Easterly's directors, trustees, officers, and employees, as well as to Easterly itself. The Interim Advisory Agreement provides for termination automatically upon assignment and at any time without penalty by (i) the Board or a vote of a majority of the Target Fund’s outstanding shares on not less than 10 calendar days written notice to Easterly; or (ii) Easterly on 60 days’ written notice to the Target Trust.

Information about Easterly. Easterly Investment Partners LLC, located at 138 Conant Street, Beverly, MA 01915, was founded in 2009 and has approximately $3.4 billion in assets under management as of June 30, 2021. Easterly is indirectly controlled by Darrell Crate. Set forth below is a list of the principal executive officers and members of Easterly:

Darrell Crate	Chair
John Murphy	Chief Investment Officer
Christopher Iraci	Chief Compliance Officer
LE Partners Holdings LLC	Member

Board Considerations

The TPM Board approved the Interim Advisory Agreement at a meeting held on June 23, 2021. In reaching its decision to recommend the approval of the Interim Advisory Agreement, the TPM Board, including a majority of the Independent Trustees, considered its fiduciary responsibilities with regard to the Target Funds and also considered other matters, including, but not limited to the following: (1) the nature, extent and quality of services to be provided to the Target Funds by Easterly; (2) the investment performance of Easterly and the Target Funds; (3) the fact that terms of the Interim Advisory Agreement are not materially different than the terms of the prior advisory agreement with Snow Capital, with the exception of the effective date, termination and escrow and payment of advisory fees provisions of the Interim Advisory Agreement; (4) the fact that each Target Fund’s portfolio managers will continue to manage the Target Funds, as well as the fact that the Target Funds will benefit from the depth of investment talent and resources of Easterly; (5) the fact that the fee structure under the Interim Advisory Agreement will be identical to the fee structure under the prior advisory agreement with Snow Capital and that Easterly will maintain each Target Fund’s current expense limitation arrangement under an interim operating expense limitation agreement between Easterly and the Trust, on behalf of each Target Fund, for the period that the Interim Advisory Agreement is in place, and (6) other factors deemed relevant.

The TPM Board also evaluated the Interim Advisory Agreement in light of information they had requested and received from the Easterly prior to the Meeting. A summary of the material factors considered by the TPM Board in its deliberations as to whether to approve the Interim Advisory Agreement, and the TPM Board’s conclusions, follows. In their deliberations, the Trustees did not rank the importance of any particular piece of information or factor considered, but considered these matters in their totality.

Nature, Extent and Quality of Services To Be Provided to the Target Funds. The Trustees considered the nature, extent and quality of services provided by Easterly to the Funds and the amount of time devoted to each Fund’s affairs by Easterly’s staff. The Trustees considered Easterly’s specific responsibilities in all aspects of day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of each Fund’s portfolio managers, and other key personnel at Easterly, who would continue to be involved in the day-to-day activities of each Fund. The Trustees reviewed the information provided by Easterly in a due diligence questionnaire, including the structure of Easterly’s compliance program and discussed Easterly’s proposed marketing activities and its commitment to the Funds. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Easterly. The Trustees noted that TPM’s chief compliance officer concluded that Easterly’s written compliance policies and procedures, as required by Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended, are reasonably designed to prevent violations of the federal securities laws. The Trustees noted that TPM’s chief compliance officer further concluded that Easterly’s compliance program appears to adequately address the major areas of risk associated with the current advisory business. The Trustees also considered Easterly’s overall financial condition, as well as the implementation and operational effectiveness of Easterly’s business continuity plan in response to the novel coronavirus (COVID-19) pandemic and challenges to day-to-day

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operations in a predominately work-from-home environment. The Trustees concluded that Easterly had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Interim Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as Easterly’s compliance program, were satisfactory and reliable.

Investment Performance of the Easterly and the Target Funds. In assessing the portfolio management services to be provided by Easterly, the Trustees considered the investment management experience of each Fund’s portfolio managers (who will continue to serve as portfolio managers for the Funds with Easterly) and discussed the performance of the Institutional Class shares of each Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2021. In assessing the quality of the portfolio management services to be delivered by Easterly, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Funds on both an absolute basis and in comparison to benchmark indexes (the Russell 3000 Value Index and the 70% Russell 3000 Value Total Return/30% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Blend Index for the Snow Capital Long/Short Opportunity Fund, and the Russell 2000 Value Index for the Snow Capital Small Cap Value Fund), and in comparison to a peer group of funds in each Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end long-short equity funds for the Snow Capital Long/Short Opportunity Fund, and a peer group of U.S. open-end small value funds for the Snow Capital Small Cap Value Fund (each, “Morningstar Peer Group”). The Trustees also reviewed information on the historical performance of other separately-managed accounts that were similar to the Snow Capital Small Cap Value Fund in terms of investment strategies. The Trustees noted that Easterly did not manage any other accounts with the same or similar investment strategies as the Snow Capital Long/Short Opportunity Fund.

The Trustees noted the Snow Capital Long/Short Opportunity Fund’s performance for Institutional Class shares for each of the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2021 was above the Morningstar Peer Group median. The Trustees further noted that the Institutional Class shares of the Snow Capital Long/Short Opportunity Fund outperformed the Russell 3000 Value Index for each of the quarter, one-year and five-year periods ended March 31, 2021, and underperformed the Index for each of the three-year, ten-year and since inception periods ended March 31, 2021. The Trustees noted that the Institutional Class shares of the Snow Capital Long/Short Opportunity Fund outperformed the 70% Russell 3000 Value Total Return/30% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Blend Index for each of the quarter, one-year, three-year and five-year periods ended March 31, 2021, and underperformed the Index for the ten-year and since inception periods ended March 31, 2021.

The Trustees noted the Snow Capital Small Cap Value Fund’s performance for Institutional Class shares for each of the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2021 was above the Morningstar Peer Group median. The Trustees further noted that the Institutional Class shares of the Snow Capital Small Cap Value Fund outperformed the Russell 2000 Value Index for the quarter, one-year and three-year periods ended March 31, 2021, and underperformed the Index for the five-year, ten-year and since inception periods ended March 31, 2021. The Trustees also observed that the Snow Capital Small Cap Value Fund’s performance was generally in-line with the performance of the comparable separately-managed account composite for all periods reviewed.

After considering all of the information, the Trustees concluded that although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from Easterly’s management.

Costs of Services and Profits To Be Realized by the Easterly. The Trustees considered the cost of services and the structure of Easterly’s fees, including a review of the expense analyses and other pertinent material with respect to each Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections. The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group, and Easterly’s separately-managed accounts (with respect to the Snow Capital Small Cap Value Fund), as well as the potential fee waivers and expense reimbursements of Easterly. The Trustees noted the Interim Advisory Agreement with Easterly contained the identical fee structure as the prior investment advisory agreement between Snow Capital and the Trust, on behalf of the Funds. The Trustees further

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noted Easterly had agreed to waive advisory fees and/or reimburse expenses of each Fund for the period that the Interim Advisory Agreement is in place under an interim operating expense limitation agreement between Easterly and the Trust, on behalf of the Funds.

The Trustees also considered the overall profitability of Easterly and reviewed relevant financial information of Easterly. The Trustees also examined the level of profits to be realized by Easterly from the fees payable under the Interim Advisory Agreement. These considerations were based on materials requested by the Trustees and the Funds’ administrator in advance of the meeting held on June 23, 2021.

The Trustees noted that the contractual management fee of 0.95% for the Snow Capital Small Cap Value Fund ranked above the Morningstar Peer Group average of 0.86%. The Trustees further noted that the contractual management fee of 0.80% for the Snow Capital Long/Short Opportunity Fund ranked below the Morningstar Peer Group average of 1.16%. The Trustees also observed that the Snow Capital Small Cap Value Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 plan fee) of 1.25% ranked above the Morningstar Peer Group average of 1.12% (which excludes Rule 12b-1 plan fees). The Trustees further observed that the Snow Capital Long/Short Opportunity Fund’s total expense ratio (net of fee waivers and expense reimbursements and excluding the Fund’s Rule 12b-1 plan fee) of 1.46% ranked slightly above the Morningstar Peer Group average of 1.45% (which excludes Rule 12b-1 plan fees.) The Trustees also compared the fees paid by the Snow Capital Small Cap Value Fund to the fees paid by other separately-managed accounts that were similar to the Fund in terms of their underlying investment strategies.

The Trustees concluded that each Fund’s expenses and the proposed management fees to be paid to Easterly under the Interim Advisory Agreement were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees further concluded, based on a pro forma profitability analysis prepared by Easterly, that while each Fund would not be profitable to Easterly in the short-term, Easterly maintained adequate profit levels to support its services to each Fund from the revenues of its overall investment advisory business, despite potential subsidies to support each Fund’s operations.

Extent of Economies of Scale as the Target Funds Grow. The Trustees compared each Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund is large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to Easterly’s fee structure and any applicable expense waivers, the Trustees concluded the proposed fee structure under the Interim Advisory Agreement was reasonable and reflects a sharing of economies of scale between Easterly and each Fund at the current asset levels.

Benefits Derived from the Relationship with the Target Funds. The Trustees considered the direct and indirect benefits that could be realized by Easterly from its association with the Funds. The Trustees examined the brokerage practices of Easterly. The Trustees concluded that the benefits Easterly may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.

Conclusions. No single factor was determinative in the TPM Board’s decision to approve the Interim Advisory Agreement on behalf of each Target Fund, but rather the TPM Board based its determination on the total mix of information available to the Trustees. Based on a consideration of all the factors in their totality, the TPM Board determined that the Interim Advisory Agreement with Easterly, including the advisory fees to be paid thereunder, was fair and reasonable. The TPM Board therefore determined that the approval of the Interim Advisory Agreement would be in the best interest of each Target Fund and its shareholders.

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As discussed above, the Interim Advisory Agreement is identical in all material respects to the prior advisory agreement except for the date of execution, the duration of the agreement, and termination and compensation conditions. The Interim Advisory Agreement is attached as Exhibit H.

Board Recommendation

The TPM Board recommends that shareholders of each Target Fund vote “FOR” the approval of the Interim Advisory Agreement.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS AND TARGET FUNDS

Where to Find More Information

For more information with respect to each Acquiring Fund concerning the following topics, please refer to the following sections of the Acquiring Funds’ prospectus, which has been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Management of the Funds” for more information about the management of the Acquiring Funds; (ii) see “Dividends and Distributions” for more information about the Acquiring Funds’ policy with respect to dividends and distributions; and (iii) see “Pricing of Fund Shares” and “Tax Consequences” for more information about the pricing, purchase, redemption and repurchase of shares of the Acquiring Funds, tax consequences to shareholders of various transactions in shares of the Acquiring Funds, and distribution arrangements of the Acquiring Funds.

For more information with respect to each Target Fund concerning the following topics, please refer to the following sections of the Target Funds’ prospectus, which have been made a part of this Joint Proxy Statement/Prospectus by reference: (i) see “Performance” for more information about the performance of the Target Funds; (ii) see “Management of the Funds” for more information about the management of the Target Funds; (iii) see “Shareholder Information” for more information about the pricing of shares of the Target Funds; (iv) see “Federal Income Tax Consequences” and “Distributions” for more information about tax consequences to shareholders of various transactions in shares of the Target Funds and for more information about the Target Fund’s policy with respect to dividends and distributions; and (v) see “Financial Highlights” for more information about the Target Fund’s financial performance. See also Exhibit E - Financial Highlights Tables.

INFORMATION ON VOTING

Joint Proxy Statement/Prospectus

We are sending you this Joint Proxy Statement/Prospectus and the enclosed proxy card because the TPM Board is soliciting your proxy to vote at the Meeting. This Joint Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing at the Meeting, however, you do not need to attend the Meeting to vote your shares. Instead, you may simply complete, sign and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Joint Proxy Statement/Prospectus, the enclosed Notice of Joint Special Meeting of Shareholders and the enclosed proxy card is expected to be mailed on or about September 24, 2021 to all shareholders entitled to vote at the Meeting. Shareholders of record of the Target Funds as of the close of business on the Record Date are entitled to vote at the Meeting. The number of outstanding shares of each class of the Target Funds on September 1, 2021 can be found at Exhibit F. Each shareholder is entitled to one vote for each whole share held, and a proportionate fractional vote for each fractional share held.

Your proxy will have the authority to vote and act on your behalf at the Meeting. If you authorize a proxy to vote for you, you may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing to the address of the Target Funds set forth on the cover page of the Joint Proxy Statement/Prospectus before the Meeting that you have revoked your proxy. In addition,

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although merely attending the Meeting will not revoke your proxy, if you are present at the Meeting you may withdraw your proxy and vote at the Meeting.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid meeting of each Target Fund. For each Target Fund, a quorum will exist if shareholders representing 33⅓% or more of the shares of a Target Fund entitled to vote on the Record Date are present at the Meeting in person or by proxy (except when a larger quorum is required by applicable law).

Proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the proposed proposals. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. A “broker non-vote” occurs when a broker has not received voting instructions from a shareholder and is barred from voting the shares without shareholder instructions because the proposal is non-routine. The proposals described in this Joint Proxy Statement/Prospectus are considered “non-routine” for purposes of determining broker-non-votes.

It is the Target Funds’ understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the proposals at the Meeting, there will not be any “broker non-votes” at the Meeting.

Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, regardless of whether a quorum is present. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

It is not anticipated that any matters other than the approval of the Reorganizations and approval of the Interim Investment Advisory Agreement will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the persons named as proxies will vote those proxies that they are entitled to vote in accordance with their best judgment.

Vote Necessary to Approve the Proposals

The TPM Board has unanimously approved each Proposal, subject to shareholder approval. For each Target Fund, shareholder approval of each Proposal requires the affirmative vote of the lesser of (i) 67% or more of the shares present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Abstentions are counted as present but are not considered votes cast at the Meeting. As a result, they have the same effect as a vote against a Proposal because approval of a Proposal requires the affirmative vote of a percentage of the voting securities present or represented by proxy or a percentage of the outstanding voting securities of the applicable Target Fund.

Proxy Solicitation

Proxies are expected to be solicited principally by the mailing of this Joint Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Target Funds. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from these parties to ask for your vote. Arrangements will be made with brokerage houses and other custodians, nominees, and fiduciaries to forward proxies and proxy materials to their principals.

The cost of the Meeting, including the costs of preparing and mailing of the notice, Joint Proxy Statement/Prospectus, and the solicitation of proxies, including reimbursement to broker-dealers and others who forwarded proxy materials to their clients, will be borne by Easterly and/or its affiliates. Neither the Target Funds and their shareholders nor the Acquiring Funds, will bear any costs or expenses, directly or indirectly, related to the solicitation of proxies, regardless of whether a Reorganization is consummated.

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Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Joint Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted with respect thereto in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and net asset value per share. This information is generally referred to as the “capitalization” of a fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Target Fund. The following tables are as of September 1, 2021 and assume that each Reorganization has taken place. The capitalizations will be different on the Closing Date as a result of daily Target Fund share purchase, redemption, and market activity.

Each Target Fund will be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of its corresponding Target Fund.

CAPITALIZATION TABLES

	Snow Capital Small Cap Value Fund (Target Fund)	Easterly Snow Small Cap Value Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Easterly Snow Small Cap Value Fund
Net Assets:
Class A	$9,787,842	$ -	$ -	$9,787,842
Class C	$1,722,939	-	-	$1,722,939
Institutional Class(3)	$11,292,982	-	-	N/A
Class I	N/A	-	-	$11,292,982
Class R6	N/A	-	-	-

Net Value Per Share:
Class A	$47.21	$ -	$ -	$47.21
Class C	$43.31	-	-	$43.31
Institutional Class(3)	$48.57	-	-	N/A
Class I	N/A	-	-	$48.57
Class R6	N/A	-	-	-

Shares Outstanding:
Class A	207,344	-	-	207,344
Class C	39,779	-	-	39,779
Institutional Class(3)	232,499	-	-	N/A
Class I	N/A	-	-	232,499
Class R6	N/A	-	-	-

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Fund in connection with the Reorganization. Easterly or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Fund Institutional Class shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.

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	Snow Capital Long/Short Opportunity Fund (Target Fund)	Easterly Snow Long/Short Opportunity Fund (Acquiring Fund)(1)	Pro Forma Adjustments(2)	Pro Forma Easterly Snow Long/Short Opportunity Fund
Net Assets:
Class A	$49,874,942	$ -	$ -	$49,874,942
Class C	$3,796,012	-	-	$3,796,012
Institutional Class(3)	$47,541,579	-	-	N/A
Class I	N/A	-	-	$47,541,579
Class R6	N/A	-	-	-

Net Value Per Share:
Class A	$34.21	$ -	$ -	$34.21
Class C	$32.24	-	-	$32.24
Institutional Class(3)	$34.56	-	-	N/A
Class I	N/A	-	-	$34.56
Class R6	N/A	-	-	-

Shares Outstanding:
Class A	1,457,708	-	-	1,457,708
Class C	117,757	-	-	117,757
Institutional Class(3)	1,375,492	-	-	N/A
Class I	N/A	-	-	1,375,492
Class R6	N/A	-	-	-

(1)       Each Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.

(2)	Net Assets have not been adjusted for any expenses expected to be incurred by each Target Fund in connection with the Reorganization. Easterly or its affiliates will pay 100% of the costs incurred in connection with the Reorganizations. As a result, there are no Pro Forma Adjustments to Net Assets.
(3)	Holders of Target Fund Institutional Class shares will receive Class I shares of the Acquiring Fund upon closing of the Reorganization.

OWNERSHIP OF SHARES

Security Ownership of Large Shareholders

A list of the name, address and percent ownership of each person who, as of August 31, 2021, to the knowledge of each Target Fund, owned 5% or more of the outstanding shares of a class of such Target Fund can be found at Exhibit G.

Each Acquiring Fund is a newly-formed shell fund created to acquire the assets and assume the liabilities of the corresponding Target Fund and, as of the date of this Joint Proxy Statement/Prospectus, each Acquiring Fund does not have any shareholders.

Security Ownership of Management and Trustees

Information regarding the ownership of shares of the Target Funds by the Trustees and executive officers of the Target Funds can be found at Exhibit G.

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DISSENTERS’ RIGHTS

If the Reorganizations are approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value subject to applicable CDSCs and/or redemption fees (if any) until the Closing Date of the Reorganizations. After the Reorganizations, Target Fund shareholders will hold shares of the Acquiring Funds, which may also be redeemed at net asset value subject to applicable CDSCs and/or redemption fees (if any).

SHAREHOLDER PROPOSALS

The Target Funds are not required to, and do not, hold annual shareholder meetings. Nonetheless, the TPM Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by TPM’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Target Fund hereafter called should send the proposal to the Target Fund at the Target Fund’s principal offices so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws. If the proposed Reorganization is approved and completed for a Target Fund, shareholders of such Target Fund will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund, as described above under “Comparison of Business Structures, Shareholder Rights and Applicable Law – Submission of Shareholder Proposals.” The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION

This Joint Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements and the exhibits relating thereto filed by the Funds and, with respect to the Target Funds only, annual and semi-annual reports filed by such Target Funds, as such documents have been filed with the SEC pursuant to the requirements of the Securities Act and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of each Target Fund’s registration statement, which contains the Target Fund’s prospectus and related SAI, is set forth on Exhibit A. Such Target Fund prospectus is incorporated herein by reference. The SEC file number of the registrant of each Acquiring Fund’s registration statement, which contains the Acquiring Funds’ prospectus and related SAI, is set forth on Exhibit A.

Each Acquiring Fund and each Target Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, each Acquiring Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the Registration Statement relating to the Acquiring Funds on Form N-14 of which this Joint Proxy Statement/Prospectus is a part) can be reviewed and copied at the SEC’s Public Reference Section. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

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EXHIBIT A

TARGET FUNDS AND CORRESPONDING ACQUIRING FUNDS

TARGET FUNDS (File No. 333-62298)	CORRESPONDING ACQUIRING FUNDS (File No. 333-249652)
Snow Capital Small Cap Value Fund Class A reorganizing into acquiring fund Class A Class C reorganizing into acquiring fund Class C Institutional Class reorganizing into acquiring fund Class I	Easterly Snow Small Cap Value Fund Class A Class C Class I
Snow Capital Long/Short Opportunity Fund Class A reorganizing into acquiring fund Class A Class C reorganizing into acquiring fund Class C Institutional Class reorganizing into acquiring fund Class I	Easterly Snow Long/Short Opportunity Fund Class A Class C Class I

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EXHIBIT B

PROSPECTUSES INCORPORATED BY REFERENCE INTO THE JOINT PROXY STATEMENT/PROSPECTUS

1.	Prospectus dated June 28, 2021 for Trust for Professional Managers with respect to Class A, Class C, and Institutional Class shares of each Target Fund (filed via EDGAR on June 24, 2021, Accession No. 0000894189-21-003977)

2.       Supplement dated July 22, 2021 to the Prospectus for Trust for Professional Managers with respect to each Target Fund (filed via EDGAR on July 22, 2021, Accession No. 0000894189-21-004621)

3.	Supplement dated August 10, 2021 to the Prospectus for Trust for Professional Managers with respect to each Target Fund (filed via EDGAR on August 10, 2021, Accession No. 0000894189-21-005185).

4.       Prospectus dated September 13, 2021 for Easterly Funds Trust with respect to each Acquiring Fund (filed via EDGAR on September 15, 2021, Accession No. 0001580642-21-004484).

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EXHIBIT C

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Target Fund	Target Funds’ Fundamental Investment Restriction	Acquiring Funds’ Fundamental Investment Restriction
Diversification
All Funds	The Fund may not with respect to 75% of its total assets, invest 5% or more of its total assets, computed at the time of investment, in securities of a single issuer or hold more than 10% of the voting securities of such issuer (with the exception that these restrictions do not apply to the Fund’s investments in the securities of the U.S. Government, its agencies or instrumentalities or other investment companies).	The Fund may not, with respect to 75% of its total assets taken at market value, invest more than 5% of its total assets in the securities of any one issuer, except obligations of, or guaranteed by, the U.S. government, its agencies, or instrumentalities, if, as a result, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer.
The Fund may not, with respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.
Industry Concentration
All Funds	The Fund may not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than U.S. Government securities).1	The Fund may not invest more than 25% of its total assets in securities of issuers in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).
Investing in Physical Commodities
All Funds	The Fund may not Purchase or sell commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities.

The Fund may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.

Investing in Real Estate

1 For purposes of complying with this restriction, each Fund will look through to the securities of any underlying funds.

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All Funds	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in REITs, mortgage-related securities, and issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Underwriting
All Funds	The Fund may not act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).	The Fund may not underwrite securities of other companies, except to the extent that the Portfolio may be deemed to be an underwriter under the 1933 Act in disposing of a security.
Senior Securities; Borrowing
All Funds	The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objective and strategies;	The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.
Lending
All Funds	The Fund may not make loans of money (except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements).	The Fund may not make loans of money, except for the lending of its portfolio securities, purchases of debt securities consistent with the investment policies of the Fund, and entering into repurchase agreements, and except as otherwise permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or its staff and any exemptive order or similar relief granted to the Fund.

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EXHIBIT D

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [ ] day of [ ] 2021, by and among: (i) Trust for Professional Managers, an open-end registered investment company (the “Target Entity”), separately on behalf of its respective series identified on Exhibit A hereto (each series, a “Target Fund”); and (ii) James Alpha Funds Trust (d/b/a Easterly Funds Trust), an open-end registered investment company (the “Acquiring Entity”), separately, on behalf of its respective series identified on Exhibit A hereto (each series, an “Acquiring Fund”). Easterly Investment Partners LLC (“Easterly”) joins this Agreement solely for purposes of Sections 1.3(g), 1.3(h), 5.1(c), 5.1(l), 9.2, 14, 16.3 and 17.2. Snow Capital Management, L.P. (“Snow Capital”) joins this Agreement solely for purposes of Sections 5.1(l), 14, 16.3 and 17.2.

WHEREAS, the parties hereto intend for each Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) each Acquiring Fund will acquire all of the Assets and Liabilities (as each such term is defined in Section 1.3) of the corresponding Target Fund in exchange solely for the corresponding class of such Acquiring Fund of equal value to the Net Assets (as defined in Section 1.3(c)) of the corresponding Target Fund being acquired, and (ii) each Target Fund will distribute such shares of the corresponding Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”). Each Acquiring Fund is, and will be at the time of the Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring all of the Assets and Liabilities (each as defined in Section 1.3) of the corresponding Target Fund and, prior to the Closing, will not commence operations or carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations);

WHEREAS, the Target Entity and the Acquiring Entity are each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is adopted as a “plan of reorganization” within the meaning of the U.S. Treasury Regulations under Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”), or any successor provision, and each Reorganization between a Target Fund and the corresponding Acquiring Fund contemplated hereunder is intended to qualify as a “reorganization” under Section 368(a)(1) of the Code, or any successor provision.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.       DESCRIPTION OF THE REORGANIZATIONS

1.1.       It is the intention of the parties hereto that each Reorganization described herein shall be conducted separately of the others, and a party that is not a party to a Reorganization shall incur no obligations, duties or liabilities with respect to such Reorganization by reason of being a party to this Agreement. For ease of administration, a single document is being executed so as to enable each Target Fund and the corresponding Acquiring Fund to enter into the transactions under this Agreement. This Agreement shall be construed, to the extent relevant, as if each Reorganization between a Target Fund and its corresponding Acquiring Fund contemplated hereby had been the subject of a separate agreement, and as if each Target Fund and the Acquiring Fund had executed a separate agreement. If any one or more Reorganizations should fail to be consummated, such failure shall not affect the other Reorganizations in any way.

1.2.       The Target Fund and the Target Entity acting for itself and on behalf of the Target Fund, and the Acquiring Fund and the Acquiring Entity acting for itself and on behalf of the Acquiring Fund, is acting separately

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from all of the other parties and their series, and not jointly or jointly and severally with any other party. No party or series shall have any liability under this Agreement for the obligations of any other party or series.

1.3.        Provided that all conditions precedent to a Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the other, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a)       The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.3(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume all of the Liabilities, as defined and set forth in Section 1.3(c) of the Target Fund and issue and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b)       The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property of the Target Fund, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement that the Target Fund owns on the Closing Date as defined in Section 2.1(a) (collectively, “Assets”).

(c)       The Acquiring Fund shall assume all of the liabilities of the Target Fund, whether accrued or contingent, known or unknown, existing at the Closing Date, pursuant to this Agreement, including, without limitation, any accrued fee waiver or expense reimbursement amounts potentially owed to Snow Capital under its expense limitation arrangement with the Target Fund (collectively, with respect to each Target Fund separately, “Liabilities”). Each Target Fund will use commercially reasonable efforts to discharge all known Liabilities prior to or at the Closing Date (as defined in Section 2.1(a)) to the extent possible and consistent with its own investment objectives and policies and normal business operations. The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d)       As of the Closing, the Target Fund will distribute to its shareholders of record as of the Valuation Time (as defined in Section 2.1) (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.3(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will as promptly as practicable completely liquidate, dissolve and be terminated as a series of the Target Entity as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders as of the Valuation Time on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange as described herein.

(e)       Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f)       Immediately following consummation of the Reorganization: (1) the Target Fund Shareholders will own all of the issued and outstanding shares of the Acquiring Fund and will own those shares solely by reason of their

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ownership of the Target Fund shares immediately before the Reorganization; and (2) the Acquiring Fund will only hold the same Assets and will only be subject to the same Liabilities that the Target Fund held or was subject to immediately before the Reorganization other than any assets used by the Target Fund to make regular and normal distributions in the ordinary course of its business.

(g)       At least thirty (30) business days prior to the Closing Date, the Acquiring Fund will advise the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to hold (i) under its investment restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. The Target Fund recognizes and agrees that Easterly may use commercially reasonable efforts to cause the Target Fund to dispose, prior to the Closing Date, of Assets that the Acquiring Fund has advised it that the Acquiring Fund would not be permitted to so hold. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to dispose of any Assets, if, in the reasonable judgment of the Target Entity’s Board of Trustees (the “Target Entity’s Board”), such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(h)       Easterly, or the Target Fund’s fund accountant, at Easterly’s direction, on behalf of the Target Fund, shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(i)       Any transfer Taxes (as defined in Section 4.1(m)) payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(j)       Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.       VALUATION

2.1.       With respect to each Reorganization separately:

(a)       The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) (the “Valuation Time”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation methodologies set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s Board. On the Closing Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b)       The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c)       The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d)       All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or

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its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.       CLOSING AND CLOSING DATE

3.1.       Each Reorganization shall close on November 5, 2021 or such other date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of a Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties to such Reorganization (the “Closing Time”). The Closing of each Reorganization shall be held in person, by facsimile, email or such other communication means as the parties to such Reorganization may reasonably agree.

3.2.       With respect to each Reorganization separately:

(a)       The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred, presented and delivered by the Target Fund as of the Closing Time or as soon as practicable thereafter to the Acquiring Fund by directing that the Target Fund’s custodian (the “Target Custodian”) transfer and deliver them from the account of the Target Fund at the Target Custodian to an account of the Acquiring Fund at the custodian of the Acquiring Fund (the “Acquiring Custodian”) duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to transfer and deliver to the Acquiring Custodian as of the Closing Date by book entry, in accordance with the customary practices of the Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The cash to be transferred by the Target Fund shall be transferred from the Target Custodian to the Acquiring Custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Acquiring Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Acquiring Custodian, such as brokers’ confirmation slips.

(b)       The Target Entity shall direct the Target Custodian to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the Acquiring Custodian to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and all other Assets of the Target Fund as of the final settlement date for such transfers.

(c)       At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall instruct its transfer agent (the “Target Transfer Agent”) to provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d)       The Target Entity shall direct the Target Transfer Agent to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder as of the Valuation Time. At the Closing, each party shall deliver to the other such bills of sale,

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checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)       In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquiring Entity (the “Acquiring Entity’s Board”) or the Target Entity’s Board, or the authorized officers of such entities, accurate appraisal of the value of the Net Assets of the Target Fund is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.       REPRESENTATIONS AND WARRANTIES

4.1.       With respect to each Reorganization separately, the Target Entity, on behalf of itself or, where applicable each Target Fund, to its knowledge, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a)       The Target Entity is a statutory trust organized under the laws of the State of Delaware, validly existing and in good standing and with the power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b)       The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Entity, threatened. All issued and outstanding shares of the Target Fund have been offered for sale by the Target Fund in conformity in all material respects with applicable federal and state securities laws;

(c)       No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Entity of the transactions contemplated by this Agreement;

(d)       Except as disclosed in writing to the Acquiring Entity, the prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the

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Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act;

(f)       Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, not disclosed and reflected in the value thereof, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act, free of adverse claims not otherwise disclosed and reflected in the value thereof, , subject to such segregation and liens that apply to assets that are segregated as collateral for the Target Fund’s derivative positions;

(g)       Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h)       Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund (subject to any consent or approval by the other parties if required by any such contract) without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i)       Except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (ii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iii) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable; and (iv) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j)       The financial statements of the Target Fund for the Target Fund’s most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present

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fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR or in connection with the certifications required under Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2 under the 1940 Act and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k)       Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by Target Fund Shareholders or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l)       The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(m)       On the Closing Date, all material federal, state or other Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) of the Target Fund for Tax periods ending on or before the Closing Date, if any, shown as due on such Tax Returns shall have been paid or provision has been made for the payment thereof. No such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment, as reflected in writing has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its Assets resulting from the non-payment of any Taxes (other than for Taxes not yet due and payable); no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending (in each case other than waivers as a result of extensions of time to file Tax Returns); and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. No written claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. The Target Fund is in compliance in all material respects with applicable provisions under the Code pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax or other like assessment or charge (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(n)       The Target Fund is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes. For each taxable year since inception (including that portion of the current taxable year beginning on the first day of the current taxable year and ending on the Closing Date), the Target Fund has been, and will be, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code, has met and will meet the requirements of Subchapter M of the Code for qualification as a “regulated investment company” within the meaning of Section 851 of the Code and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Target Fund has paid or made provision for the payment of any tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

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(o)       The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date, and it does not intend to change its taxable year end prior to the Closing Date;

(p)       The Target Fund has not undergone, has not agreed to undergo, nor is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any material item of income in, or exclude any material item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(q)       The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(r)       The Target Fund has no known liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(s)       All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales by the Target Fund have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held of record by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(t)       The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Target Entity’s Board and, subject to the approval of the Target Fund Shareholders and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(u)       The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed by the Target Fund or, with the consent of the Target Fund, by the Acquiring Fund, with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(v)       The Target Fund has provided or will provide the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of the Target Fund Shareholders to approve this Agreement and the transactions contemplated hereby. As of the effective

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date of the N-14 Registration Statement, the date of the meeting of the Target Fund Shareholders and the Closing Date, such information provided by any Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or its investment adviser or affiliates thereof for use therein;

(w)       The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(x)       The Target Fund has maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y)       The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(z)       The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2.       With respect to each Reorganization separately, the Acquiring Entity, on behalf of itself or, where applicable, the Acquiring Fund, represents and warrants to the Target Entity and Target Fund as follows:

(a)       The Acquiring Fund is duly organized as a separate series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware. The Acquiring Entity has the power under its Governing Documents to own all of its properties and assets, to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b)       The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c)       No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except as contemplated herein;

(d)       The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization and included in the N-14 Registration Statement will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)       The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any

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agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f)       Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business after the Closing Date or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g)       The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or carried on any business activities, except as necessary to facilitate the organization of the Acquiring Fund as a new series of the Acquiring Entity prior to its commencement of operations. As of the time immediately prior to the Closing, there will be no issued or outstanding securities issued by the Acquiring Fund, other than nominal shares issued in a private placement to Snow Capital or its affiliate to secure any required initial shareholder approvals. Except with respect to the nominal consideration received in exchange for the issuance of nominal shares to Snow Capital or its affiliate, the Acquiring Fund has not owned any assets and will not own any assets prior to the Closing;

(h)       The Acquiring Fund was formed for the purpose of the Reorganization and, accordingly, as of the Closing Date, (i) no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund, (ii) the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities, and (iii) the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i)       The fair market value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal in all material respects to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(j)       As of the time immediately following the Closing, the Target Fund Shareholders will own all of the issued and outstanding shares of the Acquiring Fund;

(k)       As of the Closing Time, the Acquiring Fund’s investment operations will be in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquiring Fund’s registration statement and the Acquiring Fund’s registration statement will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they will be made, not materially misleading;

(l)       The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is classified as an association that is subject to Tax as a corporation for federal Tax purposes, (iii) has not filed any income tax return, (iv) intends to continue to qualify for the tax treatment afforded regulated investment companies under Subchapter M the Code for its taxable year that includes the Closing Date and its subsequent taxable years, (v) will be eligible to

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compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, (vi) holds and has held no property, except as provided in Section 4.2(g), and has had no Tax attributes, other than attributes related to de minimis assets related to its formation or maintenance of its legal status as provided in Section 4.2(g), and (vii) is (or will be as of the Closing Date) a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no, and will have no, earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply;

(m)       The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Acquiring Entity’s Board, on behalf of the Acquiring Fund, and subject to the approval of the Target Fund Shareholders and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares, and none will be outstanding on the Closing Date;

(o)       The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(p)       No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof;

(q)       The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)       The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Snow Capital or its affiliates; and

(s)       The Acquiring Entity shall complete all measures in respect of the Acquiring Fund prior to the Closing Date to ensure that the Reorganization qualifies as a “reorganization” within the meaning of Section 368(a)(1) of the Code. Notwithstanding anything to the contrary herein, the Acquiring Entity shall take all appropriate actions necessary in order for the Target Entity (on behalf of the Target Fund) and the Acquiring Entity (on behalf of the Acquiring Fund) to receive the opinion provided for in Section 8.6. On the Closing Date, the registration statement under the 1933 Act with respect to the Acquiring Fund will, as of the Closing Date, be in full force and effect, no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund, threatened by the Commission, such registration statement will conform in all material respects to the applicable requirements of the 1933 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein and there are no material contracts to which the Acquiring Fund is a party that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part.

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5.       COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1.       With respect to each Reorganization separately:

(a)       The Target Fund will operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. Prior to the Closing, the Acquiring Fund will carry on no business activities, other than as are necessary in connection with the organization of a new series of an investment company prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b)       The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of each Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. Each Target Fund agrees to instruct the Target Transfer Agent to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c)       The Acquiring Entity’s Board agrees that for a period of three (3) years after the Closing Date, the Acquiring Entity’s Board will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Entity Board, as applicable (or any successor), are not “interested persons” (as defined in the 1940 Act) of Easterly (or of any other entity that will act as investment adviser to the Acquiring Fund or any successor) or Snow Capital; and (b) Easterly agrees that for a period of two (2) years after the Closing Date, neither Easterly nor any of its affiliates (or any other entity that will act as investment adviser to the Acquiring Fund or any successor) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

(d)       The Target Entity will call a meeting of the shareholders of each Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that a Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting shall be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies.

(e)        Each Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than to the Target Fund shareholders in accordance with the terms of this Agreement.

(f)       The Target Entity will cooperate with the Target Transfer Agent and with the Acquiring Fund in efforts to obtain such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and its transfer agent in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity or its transfer agent.

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(g)       The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in Schedule 5.1(g), certified by the Treasurer of the Target Entity, stating that the various statements, books and records of the Target Fund set forth in Schedule 5.1(g) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(h)       The Target Fund will cause to be prepared and use commercially reasonable efforts to have delivered to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(i)       Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(j)       At or before the Closing, the Acquiring Fund shall redeem all shares of the Acquiring Fund issued prior to the Closing for the price at which those shares were issued, such that the shareholders and assets of the Acquiring Fund immediately after the Closing will be the same as the shareholders and assets of the Target Fund immediately before the Closing.

(k)       As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of all shares of the Acquiring Fund received at the Closing, as set forth in Section 1.3(d) hereof.

(l)       The Acquiring Fund, the Target Fund, Easterly and Snow Capital shall each use their best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(m)       The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(n)       The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(o)       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to commence its operations after the Closing Date.

(p)       It is the intention of the parties that each Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, or any successor provision. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation, the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code. The Acquiring Fund and the Target Fund will comply with the record keeping and information filing requirements of Treasury Regulation Section 1.368-3.

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(q)       At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of, any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws.

(r)       The contingent deferred sales charge (“CDSC”) applicable to Class A and Class C shares of the Acquiring Fund issued in connection with the Reorganization will be calculated based on the CDSC schedule of Class A and Class C shares, respectively, of the Target Fund and, for purposes of calculating the CDSC, recipients of such Class A and Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder. For purposes of calculating the automatic conversion right of holders of Class C shares of the Acquiring Fund issued in connection with the Reorganization to convert to Class A shares in accordance with the terms set forth in the Acquiring Fund’s prospectus and statement of additional information and Governing Documents, recipients of Class C shares of the Acquiring Fund shall be deemed to have acquired such shares on the date(s) that the corresponding shares of the Target Fund were acquired by the shareholder.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1.       With respect to each Reorganization separately, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)       All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)       The Acquiring Entity shall have delivered to the Target Fund as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c)       The Acquiring Entity shall have duly executed and delivered to the Target Entity, on behalf of the Acquiring Fund, such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation;

(d)       The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(e)       The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(f)       As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(g)       The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

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(h) The Acquiring Entity’s Board shall have approved this Agreement and the transactions contemplated hereby in accordance with Rule 17a-8 under the 1940 Act. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 6.1(h).

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1.       With respect to each Reorganization separately, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)       All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b)       The Target Entity’s Board shall have approved this Agreement and the transactions contemplated hereby in accordance with Rule 17a-8 under the 1940 Act and approved the recommendation that the Target Fund Shareholders approve the Agreement. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 7.1(b).

(c)       The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records; and (iii) the ASC 740-10 Workpapers. The information to be provided under (i) and (ii) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(g) hereof;

(d)       The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(e)       The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b), and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Fund’s Treasurer shall have delivered the certificate contemplated by Section 5.1(g) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Fund’s President or the Target Fund’s Vice President, as applicable;

(f)       The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(g)       The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.3 hereto;

(h)       Unless the Target Fund has been advised by the Acquiring Fund that the Acquiring Fund will deliver an opinion of counsel that the Reorganization qualifies as a “reorganization” under Section 368(a)(1)(F) of the Code, the Target Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended prior to the Closing Date and all of such investment company taxable income for the short taxable year beginning on the first day of its current taxable year and ending on the Closing Date, (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and all of any such net capital gain recognized in the

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short taxable year beginning on the first day of its current taxable year and ending on the Closing Date (in each case after reduction for any capital loss carryover), and (C) at least 90 percent of the excess, if any, of the Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year ended prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year;

(i)       The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquiring Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to all of the Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(j)       The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the Acquiring Custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Valuation Time; and (iv) the Tax books and records of the Target Fund for purposes of preparing any Tax Returns required by law to be filed for tax periods ending after the Closing Date; and

(k)       As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement.

8.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to each Reorganization separately, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.       The Agreement and transactions contemplated herein shall have been approved by the Target Entity’s Board and the Acquiring Entity’s Board, including a majority of trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act), and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2.       The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy tabulator evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3.       On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

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8.4.       All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5.       The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6.       The Target Entity (on behalf of each Target Fund) and the Acquiring Entity (on behalf of each Acquiring Fund) shall have received on or before the Closing Date an opinion of Stradley Ronon Stevens & Young, LLP in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Stradley Ronon Stevens & Young, LLP may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Stradley Ronon Stevens & Young, LLP appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6; and

8.7.       All of the transactions contemplated by the Transaction Agreement have been consummated.

9.       BROKERAGE FEES AND EXPENSES

9.1.       The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.       Easterly will bear or arrange for an entity under common ownership thereof to bear all of the expenses of the Target Entity and Acquiring Entity relating to the Reorganizations, whether or not the Reorganizations are consummated. The costs of the Reorganizations shall include, but not be limited to, preparation, printing and distribution of the N-14 Registration Statement and other related documents for each Reorganization (including the prospectus/proxy statement contained therein), costs of retaining a proxy tabulator, including any costs associated with obtaining beneficial ownership information, proxy solicitation costs, if any, legal fees, accounting fees, transfer agent and custodian conversion costs, expenses of holding shareholders’ meetings and special meetings of the Target Entity’s Board if any, and other related administrative or operational costs (including, for example, securities registration fees). For the avoidance of doubt, (i) expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code, and (ii) it is intended that Easterly (or an entity under common ownership thereof) will pay or assume only those expenses of an Acquiring Fund, a Target Fund and the Target Fund Shareholders that are solely and directly related to the applicable Reorganization in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187.

10.       COOPERATION AND EXCHANGE OF INFORMATION

With respect to each Reorganization separately, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and

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financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the applicable Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Entity and/or Acquiring Fund.

11.       INDEMNIFICATION

11.1.       With respect to each Reorganization separately, the Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1.       Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.       For purposes of Section 11.1, the representations and warranties set forth in this Agreement, and the covenants to be performed after the Closing, shall survive the Closing.

13.       TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or both Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before December 31, 2021; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the Target Entity, by written notice to the Acquiring Entity, following a determination at any point prior to Closing by the Target Entity’s Board that the consummation of a Reorganization is not in the best interest of a Target Fund or its shareholders, as applicable. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or material misrepresentation or (b) Easterly’s obligations under Section 9.2, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.       AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the Target Fund Shareholders called pursuant to Section 5.1(e) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.       NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

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For the Target Entity:

Trust for Professional Managers

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, Wisconsin 53202

Attn: John Buckel

Email: john.buckel@usbank.com

with a copy to:

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, Wisconsin 53202

Attn: Christopher Cahlamer

Email: ccahlamer@gklaw.com

For Easterly:

Easterly Investment Partners LLC

138 Conant Street

Beverly, MA 01915

Attn: ________________

Email: _______________

For the Acquiring Entity:

Easterly Funds Trust

515 Madison Avenue

New York, NY 10022

Attn: ______________

Email: ____________________

with a copy to:

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Fax: (215) 564-8173

Attn: Matthew DiClemente

For Snow Capital:

Snow Capital Management, L. P.

1605 Carmody Court

Blaymore IV

Sewickley, PA 15143

Fax: (724) 934-5853

Attn: Richard A. Snow

with a copy to:

Mark T. Vuono, Esq.

Vuono & Gray, LLC

310 Grant St. Suite 2310

Pittsburgh, PA 15218

Fax: (412) 471-4477

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16.       HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1.       The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2.       This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3.       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4.       This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5.       The Target Entity is a Delaware statutory trust. With respect to the Reorganization of each Target Fund that is a series of the Target Entity, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Declaration of Trust of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund.

16.6.       The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization of each Acquiring Fund that is a series of the Acquiring Entity, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Declaration of Trust of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7.       It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the Target Entity or the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.       PUBLICITY/CONFIDENTIALITY

17.1.       The parties shall cooperate in determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

17.2.       The Target Entity, Acquiring Entity, Easterly and Snow Capital (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection

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with the transactions herein contemplated and the conduct of the business of the Target Funds and the Acquiring Funds in the ordinary course following the consummation of such transactions, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) it if was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3.       In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Trust for Professional Managers, on behalf of its series identified on Exhibit A hereto

By: _________________________________

Name: John P. Buckel

Title: President

James Alpha Funds Trust (d/b/a Easterly Funds Trust), on behalf of its series identified on Exhibit A hereto

By: _________________________________

Name: Darrell Crate

Title: President

Snow Capital Management, L.P., solely with respect to Sections 5.1(l), 14, 16.3 and 17.2.

By: _________________________________

Name:

Title:

Easterly Investment Partners LLC, solely with respect to 1.3(g), 1.3(h), 5.1(c), 5.1(l), 9.2, 14, 16.3 and 17.2.

By: _________________________________

Name:

Title:

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 EXHIBIT A

CHART OF REORGANIZATIONS

Trust for Professional Managers	Easterly Funds Trust
Target Fund (and share classes)	Corresponding Acquiring Fund (and share classes)
Snow Capital Small Cap Value Fund Class A reorganizing into acquiring fund Class A Institutional Class reorganizing into acquiring fund Class I Class C reorganizing into acquiring fund Class C	Easterly Snow Small Cap Value Fund Class A Class I Class C
Snow Capital Long/Short Opportunity Fund Class A reorganizing into acquiring fund Class A Institutional Class reorganizing into acquiring fund Class I Class C reorganizing into acquiring fund Class C	Easterly Snow Long/Short Opportunity Fund Class A Class I Class C

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Schedule 4.1(h)

Assigned Contracts

D-23

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

None.

D-24

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

None.

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Schedule 5.1(g)

Target Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications via Overnight Mail or Electronic Mail
Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Income Tax Regulations”)		via Overnight Mail or Electronic Mail
Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets		via Overnight Mail or Electronic Mail
Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund		via Overnight Mail or Electronic Mail
All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund		via Overnight Mail or Electronic Mail
Statement of the respective Tax[1] basis (by lot) and holding period as of the most recent Tax year end of the Target Fund of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund		via Overnight Mail or Electronic Mail
[1] For the avoidance of doubt, the terms “Tax” or “Taxes” and “Tax Return” as used in this Schedule 5.1(g) shall be as set forth in Section 4.1(m) of this Agreement.
D-26

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending on or after the Closing Date2	via Overnight Mail or Electronic Mail
A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code	via Overnight Mail or Electronic Mail
All Tax Returns filed by or on behalf of the Target Fund (including extensions) within the five-year period ending on the Closing Date	via Overnight Mail or Electronic Mail
Any of the following that have been issued to or for the benefit of the Target Fund: within the five-year period ending on the Closing Date (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions	via Overnight Mail or Electronic Mail
All books and records related to testing the qualification of the Target Fund as a regulated investment company for Tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)	via Overnight Mail or Electronic Mail
All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund	via Overnight Mail or Electronic Mail

[2]	For the avoidance of doubt, such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Income Tax Regulations for all periods including, but not limited to, up to and including the Closing Date. The parties acknowledge and agree that such information for the taxable year that includes the Closing Date may not be determined or finalized until after the Closing Date, and the parties will cooperate in connection with finalizing such information.
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Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date	via Overnight Mail or Electronic Mail

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Schedule 8.6

Tax Opinions

With respect to each Reorganization separately:

(i)       The acquisition by the Acquiring Fund of all of the Assets of the Target Fund, as provided for in the Agreement, in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the Liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Target Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)       No gain or loss will be recognized by the Target Fund upon the transfer of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities of the Target Fund, pursuant to Section 361(a) and Section 357(a) of the Code.

(iii)       No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the Assets of the Target Fund in exchange solely for the assumption of the Liabilities of the Target Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)       No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code.

(v)       The tax basis of the Assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the Reorganization pursuant to Section 362(b) of the Code.

(vi)       The holding period of each Asset of the Target Fund in the hands of the Acquiring Fund will include the period during which such Asset was held by the Target Fund pursuant to Section 1223(2) of the Code.

(vii)       No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of all of their Target Fund shares for the Acquiring Fund shares (including any fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)       The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Target Fund (including any fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)       The holding period of Acquiring Fund shares received by a shareholder of the Target Fund (including any fractional shares to which they may be entitled) will include such shareholder’s holding period of the Target Fund shares exchanged therefor, provided that the shareholder held the Target Fund shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

(x)       For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Target Fund, if any, described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.

This opinion does not address the tax consequences of the Reorganization to contracts or securities on which gain or loss recognition is required by the Code regardless of whether the transaction would otherwise be a nonrecognition transaction under the Code.

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EXHIBIT E

FINANCIAL HIGHLIGHTS TABLES

These financial highlights tables are intended to help you understand the Target Funds’ financial performance for the past five fiscal years and are included in the Target Funds’ prospectus which is incorporated herein by reference.

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EXHIBIT F

OUTSTANDING SHARES OF THE TARGET FUNDS

As of September 1, 2021, there were the following number of shares outstanding of each class of each Target Fund:

TARGET FUND	OUTSTANDING SHARES
	Class A	Class C	Institutional Class
Snow Capital Small Cap Value Fund	207,344	39,779	232,499
Snow Capital Long/Short Opportunity Fund	1,457,708	117,757	1,375,492

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EXHIBIT G

OWNERSHIP OF SHARES OF THE Target Funds

Significant Holders

Listed below is the name, address and percent ownership of each person who, as of August 31, 2021, to the best knowledge of the Target Funds owned 5% or more of the outstanding shares of each class of each Target Fund. A shareholder who owns beneficially 25% or more of the outstanding securities of a Target Fund is presumed to “control” the Portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

Principal Shareholders – Small Cap Value Fund Class A Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	81.67%	Record

Principal Shareholders – Small Cap Value Fund Class C Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	N/A	N/A	21.78%	Record
UBS Financial Services Inc. FBO Mark A. Carvel & Carol C. Carvel JTWROS c/o Snow Capital Management L.P. 1605 Carmody Court, Suite 300, Sewickley, Pennsylvania 15143	N/A	N/A	6.74%	Record
UBS Financial Services Inc. FBO Jacqueline W. Farris Trust c/o Snow Capital Management L.P. 1605 Carmody Court, Suite 300, Sewickley, Pennsylvania 15143	N/A	N/A	6.68%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	5.39%	Record
RBC Capital Markets LLC Syagnik Banerjee & Shree Maitra JT TEN/WROS 3 World Financial Center 200 Vesey Street, 9th Floor New York, NY 10281	N/A	N/A	5.37%	Record

Principal Shareholders – Small Cap Value Fund Institutional Class Shares
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Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 17310-1995	Fidelity Global Brokerage Group, Inc.	DE	27.62%	Record
Pershing LLC 1 Pershing Plaza, Floor 14 Jersey City, NJ 07399-2052	N/A	N/A	22.30%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	8.58%	Record
The Sylvia & Martin Snow Great Grandchildrens Irrevocable Trust Joshua R. Schachter & Richard A. Snow & Eilieen S Price TR U/A 12/30/2004 1605 Carmody Court, Suite 300, Sewickley, Pennsylvania 15143	N/A	N/A	6.14%	Record

Principal Shareholders – Long/Short Opportunity Fund Class A Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	Merrill Lynch & Co., Inc.	DE	69.13%	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1965	N/A	N/A	10.66%	Record

Principal Shareholders – Long/Short Opportunity Fund Class C Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue Mail Code MO3970 Saint Louis, MO 63103-2254	N/A	N/A	23.59%	Record
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	17.97%	Record
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RBC Capital Markets LLC Mary S. Gjokaj Individual Retirement Account 3 World Financial Center 200 Vesey Street, 9th Floor New York, NY 10281	N/A	N/A	5.66%	Record

Principal Shareholders – Long/Short Opportunity Fund Institutional Class Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Snow Family Partnership LP c/o Snow Capital Management L.P. 1605 Carmody Court, Suite 300, Sewickley, Pennsylvania 15143	N/A	N/A	27.68%	Beneficial
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 17310-1995	N/A	N/A	10.43%	Record
Merrill Lynch Pierce Fenner & Smith For the Sole Benefit of its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	N/A	N/A	10.02%	Record
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	8.07%	Record
Richard A. Snow & Leslie A. Snow JTWROS c/o Snow Capital Management L.P. 1605 Carmody Court, Suite 300, Sewickley, Pennsylvania 15143	N/A	N/A	7.75%	Beneficial
Anne J Sardano 454 Center Street Wood Ridge, NJ 07075-2229	N/A	N/A	5.03%	Beneficial
Danielle J Sardano 454 Center Street Wood Ridge, NJ 07075-2229	N/A	N/A	5.03%	Beneficial

Security Ownership of Management and Trustees

To the best of the knowledge of each Target Fund, the ownership of shares of a Target Fund by executive officers and trustees of the Target Trust as a group constituted less than 1% of each outstanding class of shares of the Target Fund as of August 31, 2021.

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EXHIBIT H

TRUST FOR PROFESSIONAL MANAGERS

INTERIM INVESTMENT ADVISORY AGREEMENT

with

EASTERLY INVESTMENT PARTNERS LLC

THIS INTERIM INVESTMENT ADVISORY AGREEMENT is made as of the 1st day of July, 2021 (the “Agreement”) by and between Trust for Professional Managers (hereinafter called the “Trust”), on behalf of the series of the Trust as listed in Schedule A attached hereto, which may be amended from time to time (each, a “Fund, and collectively, the “Funds”), and Easterly Investment Partners LLC (hereinafter called the “Adviser;”).

WITNESSETH:

WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the “Investment Company Act”); and

WHEREAS, each Fund is a series of the Trust having separate assets and liabilities; and

WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is engaged in the business of supplying investment advice as an independent contractor; and

WHEREAS, the Trust desires to retain the Adviser to render advice and services to the Funds pursuant to the terms and provisions of this Agreement, and the Adviser desires to furnish said advice and services; and

WHEREAS, the Trust and the Adviser enter into this Agreement pursuant to Rule 15a-4 under the Investment Company Act and intend for this Agreement’s term to extend only for so long as necessary to obtain the requisite vote of the shareholders of each Fund, as required by law and the Trust’s Declaration of Trust and By-laws, to approve a new Investment Advisory Agreement between the Trust and the Adviser (“New Agreement”) (whether directly or indirectly by virtue of a plan of reorganization) or 150 days from the date of the termination of the amended and restated investment advisory agreement dated as of October 19, 2010, as amended October 24, 2013, October 27, 2016, April 3, 2017 and October 1, 2017, between the Trust, on behalf of the Funds, and Snow Capital Management L.P., whichever occurs first.

NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties to this Agreement, intending to be legally bound hereby, mutually agree as follows:

1. APPOINTMENT OF ADVISER. The Trust hereby appoints the Adviser and the Adviser hereby accepts such appointment, to render investment advice and related services with respect to the assets of the Funds for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust’s Board of Trustees (the “Board of Trustees”).

2. DUTIES OF ADVISER.

(a) GENERAL DUTIES. The Adviser shall act as investment adviser to the Funds and shall supervise investments of the Funds on behalf of the Funds in accordance with the investment objectives,

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policies and restrictions of the Funds as set forth in the Funds’ and Trust’s governing documents, including, without limitation, the Trust’s Declaration of Trust and Bylaws; the Funds’ prospectus, statement of additional information and undertakings; and such other limitations, policies and procedures as the Trust’s Board of Trustees may impose from time to time in writing to the Adviser. In providing such services, the Adviser shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Internal Revenue Code of 1986, the Uniform Commercial Code and other applicable law.

Without limiting the generality of the foregoing, the Adviser shall: (i) furnish the Funds with advice and recommendations with respect to the investment of the Funds’ assets and the purchase and sale of portfolio securities and other permitted investments for the Funds, including the taking of such steps as may be necessary to implement such advice and recommendations (i.e., placing the orders); (ii) manage and oversee the investments of the Funds, subject to the ultimate supervision and direction of the Trust’s Board of Trustees; (iii) vote proxies for the Funds, file ownership reports under Section 13 of the Securities Exchange Act of 1934 for the Funds, and take other actions on behalf of the Funds; (iv) maintain the books and records required to be maintained by the Funds except to the extent arrangements have been made for such books and records to be maintained by the administrator or another agent of the Funds; (v) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Funds’ assets which the Funds’ administrator or distributor or the officers of the Trust may reasonably request; and (vi) render to the Trust’s Board of Trustees such periodic and special reports with respect to the Funds’ investment activities as the Board of Trustees may reasonably request, including at least one in-person appearance annually before the Board of Trustees.

(b) BROKERAGE. The Adviser shall be responsible for decisions to buy and sell securities and other permitted investments for the Funds, for broker-dealer selection, and for negotiation of brokerage commission rates, provided that the Adviser shall not direct orders to an affiliated person of the Adviser without general prior authorization to use such affiliated broker or dealer by the Trust’s Board of Trustees. The Adviser’s primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Adviser may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. The price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Subject to such policies as the Trust’s Board of Trustees of may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Adviser an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Adviser’s overall responsibilities with respect to the Trust. Subject to the same policies and legal provisions, the Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Adviser, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Adviser shall determine, and the Adviser shall report on such allocations regularly to the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as of other clients, the Adviser, to the extent permitted by applicable laws and regulations, may

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aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and to such other clients.

3. REPRESENTATIONS OF THE ADVISER.

(a) The Adviser shall use its best judgment and efforts in rendering the advice and services to the Funds as contemplated by this Agreement.

(b) The Adviser shall maintain all licenses and registrations necessary to perform its duties hereunder in good order.

(c) The Adviser shall conduct its operations at all times in conformance with the Advisers Act, the Investment Company Act and any other applicable state and/or self-regulatory organization regulations.

4. INDEPENDENT CONTRACTOR. The Adviser shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust in any way, or in any way be deemed an agent for the Trust. It is expressly understood and agreed that the services to be rendered by the Adviser to the Funds under the provisions of this Agreement are not to be deemed exclusive, and the Adviser shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

5. ADVISER’S PERSONNEL. The Adviser shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Adviser shall be deemed to include persons employed or retained by the Adviser to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Adviser or the Board of Trustees may desire and reasonably request and any compliance staff and personnel required by the Adviser.

6. EXPENSES.

(a) With respect to the operation of the Funds, the Adviser shall be responsible for (i) the Funds’ organizational expenses, (ii) providing the personnel, office space and equipment reasonably necessary for the operation of the Funds, (iii) the expenses of printing and distributing extra copies of the Funds’ prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders) to the extent such expenses are not covered by any applicable plan adopted pursuant to Rule 12b-1 under the Investment Company Act, (iv) the costs of any special meetings of the Board of Trustees or shareholder meetings convened for the primary benefit of the Adviser and (v) any costs of liquidating or reorganizing the Funds (unless such cost is otherwise allocated by the Board of Trustees). If the Adviser has agreed to limit the operating expenses of the Funds, the Adviser shall also be responsible on a monthly basis for any operating expenses that exceed the agreed upon expense limit.

(b) Each Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 6(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property

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of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the Investment Company Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board of Trustees that are properly payable by the Funds; salaries and expenses of officers of the Trust, including without limitation the Trust’s Chief Compliance Officer, and fees and expenses of members of the Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Adviser; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Funds or other communications for distribution to existing shareholders; legal, auditing and accounting fees; all or any portion of trade association dues or educational program expenses determined appropriate by the Board of Trustees; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

(c) The Adviser may voluntarily or contractually absorb certain Fund expenses or waive the Adviser’s own management fee.

(d) To the extent the Adviser incurs any costs by assuming expenses which are an obligation of the Funds as set forth herein, the Funds shall promptly reimburse the Adviser for such costs and expenses, except to the extent the Adviser has otherwise agreed to bear such expenses. To the extent the services for which a Fund is obligated to pay are performed by the Adviser, the Adviser shall be entitled to recover from such Fund to the extent of the Adviser’s actual costs for providing such services. In determining the Adviser’s actual costs, the Adviser may take into account an allocated portion of the salaries and overhead of personnel performing such services.

(e) The Adviser may not pay fees in addition to any Fund distribution or servicing fees to financial intermediaries, including without limitation banks, broker-dealers, financial advisers, or pension administrators, for sub-administration, sub-transfer agency or any other shareholder servicing or distribution services associated with shareholders whose shares are held in omnibus or other group accounts, except with the prior authorization of the Board of Trustees. Where such arrangements are authorized by the Board of Trustees, the Adviser shall report regularly to the Trust on the amounts paid and the relevant financial institutions.

7. INVESTMENT ADVISORY AND MANAGEMENT FEE.

(a) Each Fund shall pay to the Adviser, and the Adviser agrees to accept, as full compensation for all investment management and advisory services furnished or provided to such Fund pursuant to this Agreement, an annual management fee at the rate set forth in Schedule A to this Agreement.

(b) All fees payable to the Adviser under this Section 7 shall be accrued daily and paid by the Funds to an interest-bearing escrow account with the Funds’ custodian; provided that if the New Agreement is approved by a majority of the outstanding voting securities (as defined in the Investment Company Act) of each Fund before the termination of this Agreement, all amounts paid by the Funds in the escrow account will be immediately payable to the Adviser along with the interest attributable to such amounts upon such approval; provided further, that if a majority of the outstanding voting securities of a Fund does not approve the New Agreement with respect to such Fund before the termination of this Agreement, the Adviser shall, upon termination of this Agreement, be entitled only to the lesser of: (i) the costs incurred in performing this

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Agreement with respect to such Fund plus interest earned on that amount while in escrow; or (ii) the total amount paid by the Fund to the escrow account plus interest earned on that amount.

(c) The fee payable to the Adviser under this Agreement will be reduced to the extent of any receivable owed by the Adviser to a Fund and as required under any expense limitation applicable to the Fund.

(d) The Adviser voluntarily may reduce any portion of the compensation or reimbursement of expenses due to it pursuant to this Agreement and may agree to make payments to limit the expenses which are the responsibility of the Funds under this Agreement. Any such reduction or payment shall be applicable only to such specific reduction or payment and shall not constitute an agreement to reduce any future compensation or reimbursement due to the Adviser hereunder or to continue future payments. Any such reduction will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis.

(e) Any such reductions made by the Adviser in its management fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the three year period from the date of the management fee reduction and/or expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such month (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and/or expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Board of Trustees’ quarterly review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

(f) The Adviser may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Adviser hereunder.

8. NO SHORTING; NO BORROWING. The Adviser agrees that neither it nor any of its officers or employees shall take any short position in the shares of the Funds. This prohibition shall not prevent the purchase of such shares by any of the officers or employees of the Adviser or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the Investment Company Act. The Adviser agrees that neither it nor any of its officers or employees shall borrow from the Funds or pledge or use the Funds’ assets in connection with any borrowing not directly for the Funds’ benefit. For this purpose, failure to pay any amount due and payable to the Funds for a period of more than thirty (30) days shall constitute a borrowing.

9. CONFLICTS WITH TRUST’S GOVERNING DOCUMENTS AND APPLICABLE LAWS. Nothing herein contained shall be deemed to require the Trust or the Funds to take any action contrary to the Trust’s Declaration of Trust, Bylaws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of its responsibility for and control of the conduct of the affairs of the Trust and Funds. In this connection, the Adviser acknowledges that the Board of Trustees retains ultimate plenary authority over the Funds and may take any and all actions necessary and reasonable to protect the interests of shareholders.

10. REPORTS AND ACCESS. The Adviser agrees to supply such information to the Funds’ administrator and to permit such compliance inspections by the Funds’ administrator as shall be reasonably necessary to permit the administrator to satisfy its obligations and respond to the reasonable requests of the Trustees.

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11. ADVISER’S LIABILITIES AND INDEMNIFICATION.

(a) The Adviser shall have responsibility for the accuracy and completeness (and liability for the lack thereof) of the statements in the Funds’ offering materials (including the prospectus, the statement of additional information, advertising and sales materials), except for information supplied by the administrator or the Trust or another third party for inclusion therein.

(b) The Adviser shall be liable to the Funds for any loss (including brokerage charges) incurred by the Funds as a result of any improper investment made by the Adviser.

(c) In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Trust or the Funds or to any shareholder of the Funds for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Funds. Notwithstanding the foregoing, federal securities laws and certain state laws impose liabilities under certain circumstances on persons who have acted in good faith, and therefore nothing herein shall in any way constitute a waiver or limitation of any rights which the Trust, the Funds or any shareholder of the Funds may have under any federal securities law or state law.

(d) Each party to this Agreement shall indemnify and hold harmless the other party and the shareholders, directors, trustees, officers and employees of the other party (any such person, an “Indemnified Party”) against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable attorneys’ fees incurred in connection therewith) arising out of the Indemnifying Party’s performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement.

(e) No provision of this Agreement shall be construed to protect any trustee or officer of the Trust, or officer of the Adviser, from liability in violation of Sections 17(h) and (i) of the Investment Company Act.

12. NON-EXCLUSIVITY; TRADING FOR ADVISER’S OWN ACCOUNT. The Trust’s employment of the Adviser is not an exclusive arrangement. The Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein. Likewise, the Adviser may act as investment adviser for any other person, and shall not in any way be limited or restricted from buying, selling or trading any securities for its or their own accounts or the accounts of others for whom it or they may be acting; provided, however, that the Adviser expressly represents that it will undertake no activities which will adversely affect the performance of its obligations to the Funds under this Agreement; and provided further that the Adviser will adhere to a code of ethics governing employee trading and trading for proprietary accounts that conforms to the requirements of the Investment Company Act and the Advisers Act and has been approved by the Board of Trustees.

13. TERMINATION; NO ASSIGNMENT.

(a) This Agreement shall become effective as an interim agreement as described in Rule 15a-4 under the Investment Company Act commencing on the date hereof (the “Interim Agreement Date”), and shall continue in effect until the earlier of (i) 150 days after the date hereof, (ii) termination of this Agreement for any reason without payment of any penalty by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund, upon 10 calendar days’ written notice to the Adviser, and the Adviser upon sixty (60)

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days’ written notice to the Funds, or (iii) the date of approval of the New Agreement by (1) the Board of Trustees of the Trust, including the vote of a majority of the Trustees of the Trust who are not a party to this Agreement or “interested persons” (as defined in the Investment Company Act) of any such person, and (2) by a vote of the majority of the outstanding voting securities of each Fund.

(b) In the event of a termination, the Adviser shall cooperate in the orderly transfer of the Funds’ affairs, and at the request of the Board of Trustees, transfer any and all books and records of the Funds maintained by the Adviser on behalf of the Funds to the Funds or their delegate. This Agreement shall terminate automatically in the event of any assignment thereof, as defined in the Investment Company Act.

14. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Adviser hereto agrees on behalf of itself and its directors, trustees, shareholders, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the Funds’ prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P (“Regulation S-P”), promulgated under the Gramm-Leach-Bliley Act (the “G-L-B Act”), and (2) except after prior notification to and approval in writing by the Trust, not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by Regulation S-P or the G-L-B Act, and if in compliance therewith, the privacy policies adopted by the Trust and communicated in writing to the Adviser. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Adviser may be exposed to civil or criminal contempt or other proceedings for failure to comply after being requested to divulge such information by duly constituted authorities.

15. ANTI-MONEY LAUNDERING COMPLIANCE. The Adviser acknowledges that, in compliance with the Bank Secrecy Act, as amended, the USA PATRIOT Act, and any implementing regulations thereunder (together, the “AML Laws”), the Trust has adopted an Anti-Money Laundering Compliance Program. The Adviser agrees to comply with the Trust’s Anti-Money Laundering Compliance Program and the AML Laws, as the same may apply to the Adviser, now and in the future. The Adviser further agrees to provide to the Trust and/or the Administrator such reports, certifications and contractual assurances as may be reasonably requested by the Trust. The Trust may disclose information regarding the Adviser to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

16. CERTIFICATIONS; DISCLOSURE CONTROLS AND PROCEDURES. The Adviser acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”), and the implementing regulations promulgated thereunder, the Trust and the Funds are required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust, the Adviser agrees to use its best efforts to assist the Trust and the Fund in complying with the Sarbanes-Oxley Act and implementing the Trust’s disclosure controls and procedures. The Adviser agrees to inform the Trust of any material development related to the Fund that the Adviser reasonably believes is relevant to the Funds’ certification obligations under the Sarbanes-Oxley Act.

17. SEVERABILITY. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

18. CAPTIONS. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

H-7

19. GOVERNING LAW. This Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware without giving effect to the conflict of laws principles thereof; provided, that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the Investment Company Act and the Advisers Act and any rules and regulations promulgated thereunder.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed by their duly authorized officers, all on the day and year first above written.

TRUST FOR PROFESSSIONAL MANAGERS            EASTERLY INVESTMENT PARTNERS LLC

on behalf its series listed on Schedule A

By: /s/John P. Buckel                                                        By: /s/ Michael Collins

Name: John P. Buckel                                                       Name: Michael Collins

Title: President                                                                   Title: Managing Director

H-8

SCHEDULE A

Series or Fund of Trust for Professional Managers	Annual Fee Rate as a Percentage of Average Daily Net Assets
Snow Capital Small Cap Value Fund	0.95%
Snow Capital Long/Short Opportunity Fund	0.80%

H-9

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THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" BOTH THE PROPOSALS.

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Part B

STATEMENT OF ADDITIONAL INFORMATION

DATED SEPTEMBER 16, 2021

Registration Statement on Form N-14 Filed by:

JAMES ALPHA FUNDS TRUST

d/b/a Easterly Funds Trust

515 Madison Avenue

New York, New York 10022

(888) 814-8180

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Joint Proxy Statement/Prospectus dated September 16, 2021 (the “Proxy Statement/Prospectus”) relating to the proposed reorganizations (each, a “Reorganization,” and together, the “Reorganizations”) of each fund identified below under the heading “Target Funds” (each, a “Target Fund,” and collectively, the “Target Funds”) into a corresponding, newly-created series identified below under the heading “Acquiring Funds” (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”).

This SAI relates specifically to the Joint Special Meeting of Shareholders to be held on October 27, 2021 for each of the Target Funds listed below:

Snow Capital Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund

Copies of the Joint Proxy Statement/Prospectus may be obtained at no charge by writing to Easterly Funds Trust

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 877-SNOWFND (877-766-9363). You can also access this information at: www.proxyvote.com.

Table of Contents

Page
General Information	3
Incorporation by Reference	3
2

General Information

This SAI relates to the acquisition of the assets and liabilities of each Target Fund listed below by the corresponding Acquiring Fund, listed below. Each Acquiring Fund is a series of James Alpha Funds Trust d/b/a Easterly Funds Trust (“Easterly Funds Trust”). Further information is included in the Joint Proxy Statement/Prospectus and in the documents, listed below, that are incorporated by reference into this SAI.

Target Funds	Acquiring Funds
Snow Capital Small Cap Value Fund	Easterly Snow Small Cap Value Fund
Snow Capital Long/Short Opportunity Fund	Easterly Snow Long/Short Opportunity Fund

Incorporation of Documents by Reference into the Statement of Additional Information

Because each Acquiring Fund was newly-created for purposes of this transaction, no Acquiring Fund has published an annual or semi-annual report to shareholders. Pro forma financial statements are not presented for the Reorganization of each Target Fund into the corresponding Acquiring Fund because each Acquiring Fund is a newly-created shell series of Easterly Funds Trust, with no assets or liabilities, that will commence operations upon consummation of the respective Reorganization and continue the operations of the corresponding Target Fund. Each Target Fund shall be the accounting and performance survivor in the Reorganization, and each corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund. This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated June 28, 2021 for Trust for Professional Managers with respect to Class A, Class C, and Institutional Class shares of each Target Fund (filed via EDGAR on June 24, 2021, Accession No. 0000894189-21-003977).
2.	Supplement dated July 22, 2021 to the Statement of Additional Information for Trust for Professional Managers with respect to each Target Fund (filed via EDGAR on July 22, 2021, Accession No. 0000894189-21-004621).
3.	Supplement dated August 10, 2021 to the Statement of Additional Information for Trust for Professional Managers with respect to each Target Fund (filed via EDGAR on August 10, 2021, Accession No. 0000894189-21-005185).
4.	The audited financial statements and related report of the independent public accounting firm included in the Annual Report to Shareholders of each Target Fund for the fiscal year ended February 28, 2021 (filed via EDGAR on May 7, 2021, Accession No. 0001193125-21-154746).
5.	Statement of Additional Information dated September 13, 2021 for Easterly Funds Trust with respect to each Acquiring Fund (filed via EDGAR on September 13, 2021, Accession No. 0001580642-21-004404).

PART C

OTHER INFORMATION

Item 15. INDEMNIFICATION.

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of the Registrant’s Bylaws, and are hereby incorporated by reference. See Item 16(1) and 16(2) below. Under the Amended and Restated Agreement and Declaration of Trust, dated January 8, 2021 (i) a Trustee or officer of the Registrant, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Registrant or any Trustee or officer of the Registrant; provided, however, that nothing contained in the Amended and Restated Agreement and Declaration of Trust shall protect any Trustee or officer against any liability to the Registrant or to shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office with the Registrant; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; and (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any fund or class and not because of their acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable fund (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’ Bylaws and applicable law. The Registrant, on behalf of the affected fund (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that fund (or class).

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust of the Registrant.	(2)

(1)(b)	Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of the Registrant.	(2)

(1)(c)	Amended Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant.	(6)

(2)	Bylaws of the Registrant.	(1)

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization by and among the Registrant, on behalf of the Funds, is attached to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)	Agreement and Declaration of Trust: Articles II, VI, VII, VIII, and IX; and Bylaws: Articles IV, V, and VI define the rights of security holders.

(6)(a)	Investment Advisory Agreements by and between the Registrant, on behalf of the Easterly Global Real Estate Fund, Easterly Hedged High Income Fund, Easterly Global Macro Fund, Easterly Hedged Equity Fund, Easterly Multi Strategy Alternative Income Fund, Easterly Total Hedge Portfolio, Easterly EHS Fund and Easterly Structured Credit Value Fund, and Easterly Funds, LLC (formerly, James Alpha Advisors, LLC).	(3)

(6)(b)	Form of Investment Management Agreements by and between the Registrant, on behalf of the Easterly Snow Small Cap Value Fund and Easterly Snow Long/Short Opportunity Fund, and Easterly Investment Partners LLC.	(4)

(6)(c)	Operating Expense Limitation Agreement by and between the Registrant, on behalf of the Easterly Global Real Estate Fund, Easterly Hedged High Income Fund, Easterly Global Macro Fund, Easterly Hedged Equity Fund, Easterly Multi Strategy Alternative Income Fund, Easterly Total Hedge Portfolio, Easterly EHS Fund and Easterly Structured Credit Value Fund, and Easterly Funds LLC.	(3)

(6)(d)	Form of Operating Expense Limitation Agreement by and between the Registrant, on behalf of each Fund, and Easterly Investment Partners LLC.	(7)

(6)(e)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Orange Investment Advisors, LLC for Easterly Structured Credit Value Fund.	(3)

(6)(f)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Ranger Global Real Estate Advisors, LLC for Easterly Global Real Estate Fund.	(3)

(6)(g)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Ranger Global Real Estate Advisors, LLC for Easterly Multi Strategy Alternative Income Fund LLC.	(3)

(6)(h)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and EAB Investment Group, LLC for Easterly Hedged Equity Fund.	(3)

(6)(i)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Bullseye Asset Management, LLC for Easterly Multi Strategy Alternative Income Fund.	(3)

(6)(j)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Kellner Private Fund Management, LP for Easterly Multi Strategy Alternative Income Fund.	(3)

(6)(k)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Lazard Asset Management LLC for Easterly Multi Strategy Alternative Income Fund.	(3)

(6)(l)	Investment Sub-Advisory Agreement by and between Easterly Funds LLC and Lazard Asset Management LLC for Easterly Hedged High Income Fund.	(3)

(6)(m)	Forms of Cayman Subsidiary Investment Advisory Agreements.	(2)

(7)	Distribution Agreement by and between the Registrant and the Distributor.	(3)

(8)	Not Applicable.

(9)	Custodian Agreement by and between the Registrant and the Custodian.	(6)

(10)(a)	Distribution and Shareholder Services Plan regarding Class A Shares.	(3)

(10)(b)	Distribution and Shareholder Services Plan regarding Class C Shares.	(3)

(10)(c)	Rule 18f-3 Plan.	(2)

(10)(d)	Exhibit A to Rule 18f-3 Plan.	(6)

(11)	Opinion and consent of Stradley Ronon Stevens & Young, LLP	(5)

(12)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders will be filed by post-effective amendment.

(13)	Administration Agreement by and between the Registrant and the Administrator.	(3)

(14)	Consent of Deloitte & Touche LLP.	(7)

(15)	Not Applicable.

(16)	Powers of Attorney.	(5)

(17)(a)	Not Applicable.

(17)(b)	Code of Ethics for the Registrant.	(2)

(17)(c)	Code of Ethics for Easterly Investment Partners LLC.	(6)

(17)(d)	Code of Ethics for the Distributor.	(2)

(1)	Filed with the Registrant’s Registration Statement on Form N-1A on October 23, 2020, and hereby incorporated by reference.
(2)	Filed with the Pre-effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A on January 26, 2021, and hereby incorporated by reference.
(3)	Filed with the Post-effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A on March 19, 2021, and hereby incorporated by reference.
(4)	Filed with the Post-effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A on June 25, 2021, and hereby incorporated by reference.
(5)	Filed with the Registrant’s Registration Statement on Form N-14 on August 13, 2021, and hereby incorporated by reference.
(6)	Filed with Post-effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A on September 13, 2021, and hereby incorporated by reference.
(7)	Filed herewith

Item 17.	Undertakings

(1) (2) (3)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus by amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of New York, and State of New York, on the 16th day of September, 2021.

JAMES ALPHA FUNDS TRUST

By: /s/ Darrell Crate*

Name: Darrell Crate

Title: President and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/ Darrell Crate* Darrell Crate	President, Trustee and Chairperson of the Board (principal executive officer)	September 16, 2021
/s/ Michael J. Montague* Michael J. Montague	Treasurer (principal financial officer)	September 16, 2021
/s/ David Knowlton* David Knowlton	Trustee	September 16, 2021
/s/ Neil Medugno* Neil Medugno	Trustee	September 16, 2021
/s/ Patricia Walker* Patricia Walker	Trustee	September 16, 2021

* By:

/s/ Timothy Burdick

Timothy Burdick, Attorney-in-Fact

Pursuant to Power of Attorney

INDEX
Exhibit Number	Description
6 (d)	Form of Operating Expense Limitation
14	Consent of Deloitte & Touche LLP